UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06719

                                                     Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                                         Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

                                         Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.0%)
	Consumer Discretionary (9.7%)
46,500	Coach, Inc.	$2,581,215
106,530	Comcast Corp., Class A	3,982,091
66,300	DIRECTV(a)	3,325,608
78,000	Target Corp.	4,615,260
22,470	Time Warner Cable, Inc.	2,183,859
94,110	Walt Disney Co. (The)	4,685,737

		21,373,770

	Consumer Staples (9.2%)
105,900	Coca-Cola Co. (The)	3,838,875
71,610	CVS Caremark Corp.	3,462,344
146,400	Mondelez International, Inc., Class A	3,728,808
57,300	PepsiCo, Inc.	3,921,039
31,245	Philip Morris International, Inc.	2,613,332
40,245	Procter & Gamble Co. (The)	2,732,233

		20,296,631

	Energy (11.8%)
44,070	Anadarko Petroleum Corp.	3,274,842
119,400	Cenovus Energy, Inc.	4,004,676
46,050	Chevron Corp.	4,979,847
53,250	Exxon Mobil Corp.	4,608,788
69,300	Schlumberger, Ltd.	4,801,797
102,075	Suncor Energy, Inc.	3,366,433
32,640	Valero Energy Corp.	1,113,677

		26,150,060

	Financials (16.8%)
13,830	American Express Co.	794,948
170,844	Bank of New York Mellon Corp. (The)	4,390,691
57,300	Berkshire Hathaway, Inc., Class B(a)	5,139,810
163,500	Charles Schwab Corp. (The)	2,347,860
148,200	JPMorgan Chase & Co.	6,516,354
195,000	MetLife, Inc.	6,423,300
76,020	PNC Financial Services Group, Inc.	4,432,726
160,800	Wells Fargo & Co.	5,496,144
62,986	Weyerhaeuser Co., REIT	1,752,271

		37,294,104

	Health Care (11.5%)
84,120	Express Scripts Holding Co.(a)	4,542,480
52,800	Johnson & Johnson.	3,701,280
101,060	Merck & Co., Inc.	4,137,396
132,180	Pfizer, Inc.	3,315,074
106,800	UnitedHealth Group, Inc.	5,792,832
66,300	WellPoint, Inc.	4,038,996

		25,528,058

	Industrials (14.3%)
153,600	ABB,Ltd., ADR	3,193,344
65,220	Boeing Co. (The)	4,914,979
47,130	FedEx Corp.	4,322,764
38,600	Fluor Corp.	2,267,364

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
319,200	General Electric Co.	$6,700,008
68,100	Honeywell International, Inc.	4,322,307
75,030	Pentair, Ltd.	3,687,725
87,000	Xylem, Inc.	2,357,700

		31,766,191

	Information Technology (21.6%)
19,140	Apple, Inc.	10,202,194
201,480	Cisco Systems, Inc.	3,959,082
195,000	EMC Corp.(a)	4,933,500
5,490	GOOGLE, Inc., Class A(a)	3,894,441
62,900	Intel Corp.	1,297,627
24,360	International Business Machines Corp.	4,666,158
260,160	Microsoft Corp.	6,954,077
102,075	Oracle Corp.	3,401,139
82,320	QUALCOMM, Inc.	5,105,486
90,060	TE Connectivity, Ltd.	3,343,027

		47,756,731

	Materials (2.3%)
147,300	Barrick Gold Corp.	5,156,973

	Telecommunication Services (1.8%)
117,060	AT&T, Inc.	3,946,093

	Total Common Stocks (Cost $180,539,209)	219,268,611

EXCHANGE TRADED FUNDS (0.1%)
5,325	Utilities Select Sector SPDR Fund	186,109

	Total Exchange Traded Funds (Cost $153,342)	186,109

INVESTMENT COMPANY (0.6%)
1,314,700	Federated Treasury Obligations Fund, Institutional Shares	1,314,700

	Total Investment Company (Cost $1,314,700)	1,314,700

Total Investments — 99.7% (Cost $182,007,251)		220,769,420
Net Other Assets (Liabilities) — 0.3%		686,390

NET ASSETS — 100.0%		$221,455,810

(a)	Represents non-income producing security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SPDR - Standard and Poors Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.0%)
	Consumer Discretionary (14.2%)
1,533,622	Interpublic Group of Cos., Inc. (The)	$16,900,514
319,720	Omnicom Group, Inc.	15,973,211
206,826	Universal Technical Institute, Inc.	2,076,533
312,983	Viacom, Inc., Class B	16,506,723

		51,456,981

	Energy (1.7%)
503,126	Forest Oil Corp.(a)	3,365,913
212,375	Rex Energy Corp.(a)	2,765,123

		6,131,036

	Financials (31.3%)
121,404	Alexander & Baldwin, Inc.(a)	3,565,635
344,600	Annaly Capital Management, Inc., REIT	4,838,184
446,292	Aspen Insurance Holdings, Ltd.	14,317,047
136,628	Assurant, Inc.	4,740,992
330,103	Assured Guaranty, Ltd.	4,697,366
972,000	E*TRADE Financial Corp.(a)	8,699,400
327,685	Endurance Specialty Holdings, Ltd.	13,005,818
55,000	Enstar Group, Ltd.	6,158,900
123,750	Granite Real Estate, Inc.	4,703,737
748,000	Leucadia National Corp.	17,794,920
316,300	Lincoln National Corp.	8,192,170
12,362	Markel Corp.(a)	5,357,938
149,586	StanCorp Financial Group, Inc.	5,485,319
353,884	Willis Group Holdings PLC	11,865,731

		113,423,157

	Health Care (17.0%)
111,900	Becton Dickinson & Co.	8,749,461
164,413	Covidien PLC	9,493,207
269,900	Life Technologies Corp.(a)	13,246,692
328,600	Omnicare, Inc.	11,862,460
185,742	WellPoint, Inc.	11,315,403
103,822	Zimmer Holdings, Inc.	6,920,774

		61,587,997

	Industrials (5.5%)
179,650	AerCap Holdings NV(a)	2,464,798
154,295	General Dynamics Corp.	10,688,015
514,200	UTi Worldwide, Inc.	6,890,280

		20,043,093

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (28.3%)
356,049	CA, Inc.	$7,825,957
111,948	Computer Sciences Corp.	4,483,517
601,300	Dice Holdings, Inc.(a)	5,519,934
185,900	DST Systems, Inc.	11,265,540
753,496	EarthLink, Inc.	4,867,584
80,808	Fair Isaac Corp.	3,396,360
265,200	Fidelity National Information Services, Inc.	9,231,612
266,800	Global Payments, Inc.	12,086,040
289,800	Lender Processing Services, Inc.	7,134,876
304,719	Lexmark International, Inc., Class A	7,066,434
257,000	SAIC, Inc.	2,909,240
471,500	Symantec Corp.(a)	8,868,915
547,300	Western Union Co. (The)	7,448,753
1,533,967	Xerox Corp.	10,461,655

		102,566,417

	Total Common Stocks (Cost $307,415,853)	355,208,681

INVESTMENT COMPANY (1.8%)
6,648,065	Federated Treasury Obligations Fund, Institutional Shares	6,648,065

	Total Investment Company (Cost $6,648,065)	6,648,065

Total Investments — 99.8% (Cost $314,063,918)		361,856,746
Net Other Assets (Liabilities) — 0.2%		841,134

NET ASSETS — 100.0%		$362,697,880

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Small Value Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.9%)
	Consumer Discretionary (15.8%)
120,558	Cambium Learning Group, Inc.(a)	$133,819
92,900	Crocs, Inc.(a)	1,336,831
39,965	Harman International Industries, Inc.	1,784,038
57,596	Kirkland’s, Inc.(a)	609,942
92,800	Maidenform Brands, Inc.(a)	1,808,672
84,350	Meredith Corp.	2,905,858
89,898	Regis Corp.	1,521,074
35,117	Signet Jewelers, Ltd.(a)	1,875,248
79,900	Universal Technical Institute, Inc.	802,196

		12,777,678

	Consumer Staples (1.6%)
157,100	Cott Corp.	1,261,513

	Energy (3.5%)
111,400	Forest Oil Corp.(a)	745,266
105,785	Resolute Energy Corp.(a)	860,032
96,800	Rex Energy Corp.(a)	1,260,336

		2,865,634

	Financials (34.8%)
26,885	Alexander & Baldwin, Inc.(a)	789,612
42,700	AMERISAFE, Inc.(a)	1,163,575
58,952	Aspen Insurance Holdings, Ltd.	1,891,180
106,742	Assured Guaranty, Ltd.	1,518,939
83,100	BancorpSouth, Inc.	1,208,274
179,344	Bank Mutual Corp.	771,179
68,696	Campus Crest Communities, Inc., REIT	842,213
225,700	E*TRADE Financial Corp.(a)	2,020,015
68,681	Endurance Specialty Holdings, Ltd.	2,725,949
49,600	First American Financial Corp.	1,194,864
9,138	First Citizens BancShares, Inc., Class A	1,494,063
27,550	Granite Real Estate, Inc.	1,047,175
43,063	Horace Mann Educators Corp.	859,537
147,600	Investment Technology Group, Inc.(a)	1,328,400
67,407	Netspend Holdings, Inc.(a)	796,751
65,099	PHH Corp.(a)	1,481,002
78,340	Popular, Inc.(a)	1,628,689
102,600	Ramco-Gershenson Properties Trust, REIT	1,365,606
41,223	StanCorp Financial Group, Inc.	1,511,647
100,670	Washington Federal, Inc.	1,698,303
107,581	Westfield Financial, Inc.	777,811

		28,114,784

	Health Care (3.6%)
18,900	Teleflex, Inc.	1,347,759
74,300	VCA Antech, Inc.(a)	1,564,015

		2,911,774

	Industrials (13.6%)
99,000	AerCap Holdings NV(a)	1,358,280
22,863	Belden, Inc.	1,028,606
436,193	EnergySolutions, Inc.(a)	1,360,922
65,900	FTI Consulting, Inc.(a)	2,174,700

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
40,600	Granite Construction, Inc.	$1,364,972
84,260	Sykes Enterprises, Inc.(a)	1,282,437
178,188	UTi Worldwide, Inc.	2,387,719

		10,957,636

	Information Technology (24.4%)
75,800	Black Box Corp.	1,844,972
117,898	Compuware Corp.(a)	1,281,551
90,900	Dice Holdings, Inc.(a)	834,462
35,041	DST Systems, Inc.	2,123,485
401,471	EarthLink, Inc.	2,593,503
51,500	Itron, Inc.(a)	2,294,325
71,700	Lender Processing Services, Inc.	1,765,254
101,600	Lexmark International, Inc., Class A	2,356,104
243,189	Lionbridge Technologies, Inc.(a)	977,620
24,400	MTS Systems Corp.	1,242,692
161,563	Orbotech, Ltd.(a)	1,368,439
58,800	TeleTech Holdings, Inc.(a)	1,046,640

		19,729,047

	Telecommunication Services (1.6%)
42,483	Lumos Networks Corp.	425,680
68,500	NTELOS Holdings Corp.	898,035

		1,323,715

	Total Common Stocks (Cost $74,672,190)	79,941,781

RIGHTS (0.0%)
79,600	Voyager Learning Co., Contingent Rights(b)	0

	Total Rights (Cost $0)	0

INVESTMENT COMPANY (0.9%)
760,016	Federated Treasury Obligations Fund, Institutional Shares	760,016

	Total Investment Company (Cost $760,016)	760,016

Total Investments — 99.8% (Cost $75,432,206)		80,701,797
Net Other Assets (Liabilities) — 0.2%		156,683

NET ASSETS — 100.0%		$80,858,480

(a)	Represents non-income producing security.
(b)	Security was fair valued under methods approved by the Board.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.9%)
	Consumer Discretionary (16.9%)
1,014,500	Comcast Corp., Class A(a)	$37,922,010
406,972	DIRECTV(b)	20,413,716
2,616,000	Ford Motor Co.	33,877,200
210,900	Yum! Brands, Inc.(a)	14,003,760

		106,216,686

	Consumer Staples (3.6%)
1,103,282	Dole Food Co., Inc.(b)	12,654,645
400,000	Mondelez International, Inc., Class A	10,188,000

		22,842,645

	Energy (12.5%)
346,000	Apache Corp.	27,161,000
192,000	EOG Resources, Inc.(a)	23,191,680
803,000	Halliburton Co.	27,856,070

		78,208,750

	Financials (6.8%)
1,407,000	Charles Schwab Corp. (The)	20,204,520
446,000	CME Group, Inc.	22,616,660

		42,821,180

	Health Care (17.1%)
523,300	Agilent Technologies, Inc.	21,423,902
47,500	Gilead Sciences, Inc.(a)(b)	3,488,875
582,000	Merck & Co., Inc.	23,827,080
757,000	Teva Pharmaceutical Industries, Ltd., ADR	28,266,380
559,000	UnitedHealth Group, Inc.	30,320,160

		107,326,397

	Industrials (5.2%)
169,000	FedEx Corp.	15,500,680
316,040	Ryder System, Inc.	15,779,877
40,000	Xylem, Inc.	1,084,000

		32,364,557

	Information Technology (30.3%)
2,435,000	Activision Blizzard, Inc.	25,859,700
150,000	Adobe Systems, Inc.(a)(b)	5,652,000

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
71,300	Akamai Technologies, Inc.(a)(b)	$2,916,883
754,000	Broadcom Corp., Class A	25,040,340
440,000	Check Point Software Technologies, Ltd.(b)	20,961,600
1,488,000	Cisco Systems, Inc.	29,239,200
1,569,000	Dell, Inc.	15,893,970
512,000	eBay, Inc.(a)(b)	26,122,240
162,493	Harris Corp.	7,955,657
408,000	Intuit, Inc.	24,276,000
280,100	Nuance Communications, Inc.(b)	6,251,832

		190,169,422

	Materials (4.5%)
158,000	Potash Corp. of Saskatchewan, Inc.	6,429,020
1,285,000	Yamana Gold, Inc.(a)	22,114,850

		28,543,870

	Total Common Stocks (Cost $494,746,916)	608,493,507

INVESTMENT COMPANY (3.8%)
23,855,364	Federated Treasury Obligations Fund, Institutional Shares	23,855,364

	Total Investment Company (Cost $23,855,364)	23,855,364

Total Investments — 100.7% (Cost $518,602,280)		632,348,871
Net Other Assets (Liabilities) — (0.7)%		(4,195,806)

NET ASSETS — 100.0%		$628,153,065

(a)	Security held as collateral for written call option.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (87.6%)
	Consumer Discretionary (10.1%)
439,000	McDonald’s Corp.	$38,724,190
522,000	Omnicom Group, Inc.	26,079,120
941,000	Pearson PLC, ADR	18,387,140
638,000	Target Corp.	37,750,460
190,060	Thomson Reuters Corp.	5,523,144

		126,464,054

	Consumer Staples (13.8%)
849,800	Archer-Daniels-Midland Co.	23,276,022
1,114,000	General Mills, Inc.	45,016,740
561,000	PepsiCo, Inc.	38,389,230
232,000	Philip Morris International, Inc.	19,404,480
1,224,000	Unilever PLC, ADR	47,393,280

		173,479,752

	Energy (18.4%)
355,000	Chevron Corp.	38,389,700
647,000	Ensco PLC, Class A	38,354,160
661,399	Kinder Morgan Management LLC(a)	49,909,168
1,095,900	Natural Resource Partners LP	20,317,986
554,000	Occidental Petroleum Corp.	42,441,940
139,000	Royal Dutch Shell PLC, Class A, ADR	9,584,050
298,000	Royal Dutch Shell PLC, Class B, ADR	21,125,220
275,000	Teekay LNG Partners LP	10,389,500

		230,511,724

	Financials (9.5%)
154,600	BlackRock, Inc.	31,957,366
1,253,000	MetLife, Inc.	41,273,820
631,500	Travelers Cos., Inc. (The)	45,354,330

		118,585,516

	Health Care (13.2%)
580,000	Abbott Laboratories	37,990,000
769,000	Baxter International, Inc.	51,261,540
702,000	Novartis AG, ADR	44,436,600
1,248,000	Pfizer, Inc.	31,299,840

		164,987,980

	Industrials (6.3%)
828,000	Emerson Electric Co.	43,850,880
150,000	Illinois Tool Works, Inc.(b)	9,121,500

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
347,900	United Parcel Service, Inc., Class B	$25,650,667

		78,623,047

	Information Technology (10.8%)
1,891,000	Intel Corp.	39,011,330
715,957	Maxim Integrated Products, Inc.	21,049,136
1,473,000	Microsoft Corp.	39,373,290
707,700	Paychex, Inc.	22,037,778
384,300	TE Connectivity, Ltd.(b)	14,265,216
10,000	Texas Instruments, Inc.	309,400

		136,046,150

	Telecommunication Services (3.0%)
819,398	Rogers Communications, Inc., Class B	37,298,997

	Utilities (2.5%)
18,000	Exelon Corp.	535,320
710,000	Southern Co. (The)	30,395,100

		30,930,420

	Total Common Stocks (Cost $935,956,443)	1,096,927,640

INVESTMENT COMPANY (12.4%)
155,225,460	Federated Treasury Obligations Fund, Institutional Shares	155,225,460

	Total Investment Company (Cost $155,225,460)	155,225,460

Total Investments — 100.0% (Cost $1,091,181,903)		1,252,153,100
Net Other Assets (Liabilities) — 0.0%		296,585

NET ASSETS — 100.0%		$1,252,449,685

(a)	Represents non-income producing security.
(b)	Security held as collateral for written call option.

ADR — American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Amortized Cost
COMMERCIAL PAPER (4.3%)
	Consumer Staples (0.9%)
$ 250,000	Archer Daniels Midland, 0.003%, 1/16/13	$249,972

	Energy (1.8%)
250,000	DCP Midstream, LLC, 0.004%, 1/10/13	249,973
250,000	Devon Energy Corp., 0.003%, 3/4/13	249,837

		499,810

	Financials (0.7%)
200,000	ING America Insurance Holdings, Inc., 0.011%, 2/27/13	199,883

	Health Care (0.9%)
250,000	UnitedHealth Group, Inc., 0.002%, 1/11/13	249,986

	Total Commercial Paper (Cost $1,199,441)	1,199,651

		Fair Value
ASSET BACKED SECURITIES (8.6%)
$ 359,014	Ally Auto Receivables Trust, Series 2011-3, Class A3, 0.970%, 8/17/15	360,197
450,000	Ally Auto Receivables Trust,, Series 2012-4, Class A2, 0.480%, 5/15/15	450,067
414,971	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/15	417,128
319,439	Honda Auto Receivables Owner Trust, Series 2011-2, Class A3, 0.940%, 3/18/15	320,615
415,000	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A2, 0.330%, 7/20/15	415,018
450,000	World Omni Auto Receivables Trust, Series 2012-A, Class A2, 0.520%, 6/15/15	450,621

	Total Asset Backed Securities (Cost $2,413,030)	2,413,646

COLLATERALIZED MORTGAGE OBLIGATIONS (1.1%)
294,251	Freddie Mac, Series 3128, Class BE, 5.000%, 5/15/33	302,029

	Total Collateralized Mortgage Obligations (Cost $301,234)	302,029

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.9%)
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class B, 4.665%, 11/10/38(a)	207,768
142,737	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.556%, 6/10/39(a)	151,400
325,000	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.750%, 2/13/46(a)	345,449
200,000	GMAC Commercial Mortgage Securities Trust, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	214,721
150,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	162,389

	Total Commercial Mortgage-Backed Securities (Cost $1,081,560)	1,081,727

Principal Amount		Fair Value
CORPORATE BONDS (65.7%)
	Consumer Discretionary (5.8%)
$ 125,000	Cox Communications, Inc., 4.625%, 6/1/13	$127,152
220,000	Daimler Finance North America LLC, 1.875%, 9/15/14(b)	223,606
295,000	NBCUniversal Media, LLC, 2.100%, 4/1/14	300,399
150,000	Nissan Motor Acceptance Corp., 3.250%, 1/30/13(b)	150,249
200,000	Nordstrom, Inc., 6.750%, 6/1/14	216,956
140,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	146,125
210,000	Time Warner Cable, Inc., 8.250%, 2/14/14	227,482
220,000	Volkswagen International Finance NV, 1.625%, 8/12/13(b)	221,553

		1,613,522

	Consumer Staples (3.2%)
280,000	Altria Group, Inc., 8.500%, 11/10/13	298,330
220,000	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 7/14/14	223,178
215,000	Mondelez International, Inc., 5.250%, 10/1/13	221,837
150,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(b)	152,953

		896,298

	Energy (7.3%)
285,000	BP Capital Markets PLC, 5.250%, 11/7/13	296,573
150,000	Cameron International Corp., 1.600%, 4/30/15	151,540
200,000	EnCana Holdings Finance Corp., 5.800%, 5/1/14	212,598
205,000	Energy Transfer Partners LP, 8.500%, 4/15/14	222,913
205,000	Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	221,924
250,000	Kinder Morgan Energy Partners LP, 5.000%, 12/15/13	259,452
220,000	Petrobras International Finance Co. - PifCo, 2.875%, 2/6/15	225,741
145,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	150,058
150,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	150,850
150,000	Transocean, Inc., 5.250%, 3/15/13	151,317

		2,042,966

	Financials (31.5%)
200,000	ABN AMRO Bank NV, 3.000%, 1/31/14(b)	203,830
280,000	American Express Credit Corp., Series C, 7.300%, 8/20/13	292,028
290,000	American International Group, Inc., 3.750%, 11/30/13(b)	297,488
275,000	Bank of America Corp., MTN, 7.375%, 5/15/14	297,783
225,000	Bank of New York Mellon Corp. (The), 0.593%, 1/31/14(a)	225,554
215,000	Capital One Financial Corp., 6.250%, 11/15/13	225,390
120,000	Caterpillar Financial Services Corp., MTN, 1.375%, 5/20/14	121,458
355,000	Citigroup, Inc., 5.000%, 9/15/14	373,491
200,000	CME Group, Inc., 5.750%, 2/15/14	211,211
150,000	Colonial Realty LP, 6.250%, 6/15/14	159,729
225,000	Commonwealth Bank of Australia, 1.038%, 3/17/14(a)(b)	226,421
190,000	Credit Suisse USA, Inc., 5.125%, 1/15/14	198,464
180,000	Duke Realty LP, REIT, 5.400%, 8/15/14	191,186
150,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	149,856
140,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13	146,314

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 350,000	General Electric Capital Corp., 5.900%, 5/13/14	$375,100
280,000	Goldman Sachs Group, Inc., (The) MTN, 6.000%, 5/1/14	297,989
220,000	HCP, Inc., REIT, 2.700%, 2/1/14	223,948
215,000	HSBC Finance Corp., 4.750%, 7/15/13	219,487
220,000	ING Bank NV, 2.000%, 9/25/15(b)	221,628
140,000	Jefferies Group, Inc., 5.875%, 6/8/14	147,000
350,000	JPMorgan Chase & Co., 5.125%, 9/15/14	372,240
185,000	Keycorp, MTN, 6.500%, 5/14/13	188,971
220,000	Metlife, Inc., 2.375%, 2/6/14	224,118
365,000	Morgan Stanley, 2.875%, 1/24/14	371,133
220,000	National Australia Bank, Ltd., 1.700%, 12/10/13(b)	222,358
200,000	NYSE Euronext, 4.800%, 6/28/13	204,189
220,000	PACCAR Financial Corp., MTN, 2.050%, 6/17/13	221,651
215,000	PNC Funding Corp., 3.000%, 5/19/14	222,216
247,000	Prudential Financial, Inc., MTN, Series B, 4.500%, 7/15/13	251,923
220,000	Royal Bank of Canada, 1.125%, 1/15/14	221,488
200,000	Royal Bank of Scotland PLC (The), 3.250%, 1/11/14	203,583
200,000	UBS AG, 2.250%, 1/28/14	202,888
210,000	Union Bank NA, 1.261%, 6/6/14(a)	211,765
215,000	US Bancorp, 4.200%, 5/15/14	225,726
226,000	Wachovia Corp., 5.250%, 8/1/14	240,993
210,000	WT Finance Aust Pty, Ltd. /Westfield Capital/WEA Finance LLC, 5.125%, 11/15/14(b)	225,163
162,000	XL Group PLC, 5.250%, 9/15/14	172,504

		8,788,264

	Health Care (3.9%)
190,000	Agilent Technologies, Inc., 2.500%, 7/15/13	191,684
140,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	150,150
225,000	Mckesson Corp., 5.250%, 3/1/13	226,676
195,000	Mylan, Inc., 7.625%, 7/15/17(b)	219,154
140,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	147,175
150,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	151,128

		1,085,967

	Industrials (3.5%)
135,000	Corrections Corp. of America, 7.750%, 6/1/17	143,438
135,000	Iron Mountain, Inc., 8.000%, 6/15/20	142,763
250,000	Roper Industries, Inc., 6.625%, 8/15/13	258,904
220,000	Tyco Electronics Group SA, 1.600%, 2/3/15	223,258
200,000	Waste Management, Inc., 6.375%, 3/11/15	223,673

		992,036

	Information Technology (0.5%)
150,000	Hewlett-Packard Co., 1.250%, 9/13/13	149,998

	Materials (4.7%)
200,000	Anglo American Capital PLC, 9.375%, 4/8/14(b)	219,864
145,000	ArcelorMittal USA LLC, 6.500%, 4/15/14	150,679
220,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	219,539
265,000	Rio Tinto Finance USA, Ltd., 8.950%, 5/1/14	293,016

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Materials — (continued)
$ 135,000	Sealed Air Corp., 7.875%, 6/15/17	$143,944
140,000	WMC Finance USA, Ltd., 5.125%, 5/15/13	142,437
150,000	Xstrata Finance Canada, Ltd., 1.800%, 10/23/15(b)	150,815

		1,320,294

	Telecommunication Services (4.5%)
210,000	America Movil SAB de CV, 5.500%, 3/1/14	221,379
275,000	AT&T, Inc., 5.100%, 9/15/14	295,405
150,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	154,915
145,000	Telecom Italia Capital SA, 5.250%, 11/15/13	148,988
220,000	Verizon New England, Inc., Series C, 4.750%, 10/1/13	226,823
210,000	Vodafone Group PLC, 5.000%, 12/16/13	218,975

		1,266,485

	Utilities (0.8%)
200,000	Duke Energy Corp., 6.300%, 2/1/14	211,889

	Total Corporate Bonds (Cost $18,389,218)	18,367,719

MUNICIPAL BONDS (18.6%)
	Alaska (0.5%)
150,000	City of Valdez AK, School Improvements Revenue, G.O., 2.000%, 6/30/13	151,266

	Arizona (0.6%)
165,000	Pima County Regional Transportation Authority, Regional Transportation Fund, Transit Improvements Revenue, 3.000%, 6/1/13	166,802

	California (5.4%)
100,000	California Educational Facilities Authority, Santa Clara University, University & College Improvements Revenue, 2.000%, 2/1/13	100,148
100,000	California State of Refunding Revenue, G.O. Taxable-Variable Purpose, 3.750%, 10/1/13	102,193
250,000	California State Public Works Board, Department of Corrections, Refunding Reveune, Series B, 5.250%, 1/1/13	250,000
150,000	City & County of San Francisco, Clean & Safe Parks, Recreational Facilities Improvements Revenue, G.O., Series B, 5.000%, 6/15/13	153,306
100,000	City of Los Angeles CA Solid Waste Resource Recovery Improvements Revenue, Series A, (AMBAC), 4.500%, 2/1/13	100,352
250,000	County of Los Angeles Transportation Cash Flow Management Revenue, Series B, 2.000%, 3/29/13	251,088
140,000	Kings River Conservation District, Refunding Revenue, Series G, 3.000%, 1/1/13	140,000
100,000	Los Angeles Municipal Improvement Corp., Capital Equipment, Refunding Revenue, Series A, 3.500%, 9/1/13	101,971
100,000	Los Angeles Unified School District, Refunding, G.O., (NATL-RE), 5.750%, 7/1/13	102,747
100,000	Nevada Irrigation District, Refunding Revenue, Series A, 2.000%, 3/1/13	100,280

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	California — (continued)
$ 100,000	San Diego County, Refunding Certificates of Participation, Edgemoor Project Regional Systems, 5.000%, 2/1/13	$100,372

		1,502,457

	Delaware (0.4%)
100,000	Delaware River & Bay Authority, Refunding Revenue, (NATL-RE), 5.000%, 1/1/13	100,000

	Florida (1.8%)
300,000	City of Cape Coral Fl, Water & Sewer Revenue Refunding, Series A, (AGM), 3.000%, 10/1/13	305,898
100,000	Collier County School Board, School Improvement Revenue, Certificate of Participation (AGM), OID, 4.000%, 2/15/13	100,368
100,000	Florida Municipal Power Agency, All Requirements Power Supply, Electric Light & Power Improvements Revenue, Series A, (AGM), OID, 3.750%, 10/1/13	102,235

		508,501

	Georgia (0.4%)
125,000	Municipal Electric Authority of Georgia, Refunding Revenue, Callable 1/1/13 @ 100, Series FF, (AGM), 4.000%, 1/1/16	125,000

	Illinois (1.5%)
100,000	Chicago Board of Education, Refunding Dedicated Revenue, G.O., Series D, 4.000%, 12/1/13	103,409
150,000	Chicago Wastewater Transmission Revenue, 2nd Lien, 3.000%, 1/1/14	153,828
160,000	State of Illinois, Refunding, G.O., Series B, 5.000%, 1/1/13	160,000

		417,237

	Maine (0.4%)
100,000	State of Maine, General Purpose, Public Improvements, G.O., 4.500%, 1/15/13	100,169

	Massachusetts (0.8%)
100,000	City of Lawrence MA State Qualified School Improvements, Callable 1/28/13 @ 101, G.O., (NATL-RE State Aid Withholding), 5.000%, 3/15/13	100,882
125,000	Commonwealth of Massachusetts, Conservation Line, Refunding Revenue, Series A, 5.500%, 6/1/13	127,755

		228,637

	Michigan (0.4%)
100,000	South Lyon Community Schools, Refunding, G.O., (NATL-RE, FGIC), 4.000%, 5/1/13	101,069

	Minnesota (0.4%)
100,000	Edina Independent School District #273, School Improvement, G.O., 4.000%, 2/1/13	100,317

	Nevada (0.4%)
100,000	Clark County School District, Refunding, G.O., Series A, (NATL-RE, FGIC), 5.000%, 6/15/13	102,137

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New Jersey (0.7%)
$ 200,000	New Jersey Educational Facilities Authority, Higher Education, Capital Improvement Refunding Revenue, Series A, (AGM), 5.000%, 9/1/13	$206,036

	New York (1.0%)
100,000	City of New York NY, Refunding, G.O., Series G, 4.000%, 8/1/13	102,132
180,000	New York State Dormitory Authority, Mount Sinai School of Medicine, Refunding Revenue, Series A, 5.000%, 7/1/13	184,009

		286,141

	North Carolina (0.8%)
125,000	Wake County, Refunding, G.O., Series D, 4.000%, 2/1/13	125,399
100,000	Wilmington, Refunding Revenue, 2.000%, 6/1/13	100,690

		226,089

	Oregon (0.4%)
125,000	Oregon State Health & Science University Revenue, Series A, 2.000%, 7/1/13	125,787

	South Carolina (0.8%)
110,000	South Carolina State Public Service Authority, Prerefunded-2011, Refunding Revenue, Callable 1/1/13 @ 100, Series D, (AGM), 5.250%, 1/1/14	110,000
100,000	South Carolina State Transportation Infrastructure Bank Revenue Refunding, Series A, 3.000%, 10/1/13	101,956

		211,956

	Texas (1.9%)
100,000	City of Houston TX, Refunding Revenue, Series B, 5.000%, 9/1/13	103,086
100,000	City of Houston, Refunding, Series A, 5.000%, 9/1/13	103,086
220,000	Galveston Independent School District, School Improvement, G.O., (PSF-GTD), OID, 3.125%, 2/1/13	220,530
100,000	Houston Community College System, University & College Improvements, G.O., Callable 2/15/13 @ 100, (AMBAC), 5.000%, 2/15/18	100,584

		527,286

	Total Municipal Bonds (Cost $5,178,672)	5,186,887

Shares
INVESTMENT COMPANY (1.5%)
428,404	Federated Treasury Obligations Fund, Institutional Shares	428,404

	Total Investment Company (Cost $428,404)	428,404

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Fair Value
Total Investments — 103.7% (Cost $28,991,559)	$28,980,063
Net Other Assets (Liabilities) — (3.7)%	(1,041,843)

NET ASSETS — 100.0%	$27,938,220

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

NATL — National

OID — Original Issue Discount

PSF-GTD — Permanemt School Fund Guaranteed

RE — Reinsurance

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (5.8%)
$ 247,832	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	$257,012
361,344	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	371,870
494,157	Fannie Mae, Series 2012-121, Class NA, 3.000%, 11/25/42	518,155
102,484	Freddie Mac, Series 2636, Class B, 5.500%, 7/15/17	103,290
449,601	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	478,346
439,476	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22	455,564
209,929	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23	213,819
337,874	PHH Mortgage Capital LLC, Series 2007-6, Class A1, 6.002%, 12/18/37(a)	357,817
383,334	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	409,017
244,938	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	254,736

	Total Collateralized Mortgage Obligations (Cost $3,386,242)	3,419,626

COMMERCIAL MORTGAGE-BACKED SECURITIES (22.6%)
604,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	690,064
475,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/46	543,415
475,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	540,265
500,000	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4, 5.625%, 4/10/49(a)	584,790
570,948	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.556%, 6/10/39(a)	605,600
500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.196%, 11/10/42(a)	526,005
329,168	Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4, 4.680%, 8/13/39(a)	335,746
500,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.405%, 12/11/40(a)	556,822
155,000	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.750%, 2/13/46(a)	164,753
475,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	544,877
475,000	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.738%, 3/15/49(a)	543,694
350,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.748%, 6/10/46(a)	397,495
24,829	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	24,829

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 500,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	$534,896
195,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.014%, 2/15/38(a)	210,040
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	636,596
200,000	GMAC Commercial Mortgage Securities Trust, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	214,721
475,000	GMAC Commercial Mortgage Securities Trust, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	523,653
396,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	428,708
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42.	647,892
434,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A4, 5.552%, 5/12/45	498,554
500,000	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/39(a)	567,431
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	517,413
500,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4, 5.731%, 7/12/44(a)	573,457
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	657,253
270,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.293%, 12/15/44(a)	301,081
858,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	976,411

	Total Commercial Mortgage-Backed Securities (Cost $13,268,542)	13,346,461

CORPORATE BONDS (60.4%)
	Consumer Discretionary (3.9%)
205,000	Daimler Finance North America LLC, 2.625%, 9/15/16(b)	212,997
250,000	DIRECTV Holdings LLC, 3.550%, 3/15/15	262,989
330,000	Macy’s Retail Holdings, Inc., 5.750%, 7/15/14	353,891
420,000	NBCUniversal Media LLC, 3.650%, 4/30/15	446,802
230,000	Nordstrom, Inc., 6.750%, 6/1/14	249,500
250,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	260,938
525,000	Volkswagen International Finance NV, 1.150%, 11/20/15(b)	525,726

		2,312,843

	Consumer Staples (3.4%)
375,000	Altria Group, Inc., 8.500%, 11/10/13	399,549

Continued

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Staples — (continued)
$ 405,000	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	$432,777
250,000	ConAgra Foods, Inc., 1.350%, 9/10/15	249,992
425,000	Kraft Foods Group, Inc., 1.625%, 6/4/15(b)	432,552
280,000	Lorillard Tobacco Co., 3.500%, 8/4/16	296,296
200,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(b)	203,937

		2,015,103

	Energy (7.3%)
410,000	BP Capital Markets PLC, 2.248%, 11/1/16	426,557
280,000	Cameron International Corp., 1.600%, 4/30/15	282,874
345,000	Energy Transfer Partners LP, 8.500%, 4/15/14	375,146
320,000	Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	346,418
250,000	Occidental Petroleum Corp., 4.125%, 6/1/16	277,326
325,000	ONEOK Partners LP, 6.150%, 10/1/16	378,321
429,000	Petrobras International Finance Co. - PifCo, 2.875%, 2/6/15	440,195
300,000	Petrohawk Energy Corp., 7.875%, 6/1/15	313,241
90,000	Phillips 66, 1.950%, 3/5/15(b)	91,830
250,000	Schlumberger Norge AS, 1.950%, 9/14/16(b)	256,613
330,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	341,511
300,000	Talisman Energy, Inc., 5.125%, 5/15/15	323,359
115,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	115,651
300,000	Transcontinental Gas Pipe Line Co. LLC, 6.400%, 4/15/16	347,271

		4,316,313

	Financials (30.0%)
500,000	ABN AMRO Bank NV, 3.000%, 1/31/14(b)	509,576
210,000	ABN AMRO North American Holding Preferred Capital Repackage Trust I, 3.407%, 12/29/49(a)(b)	210,000
255,000	Aflac, Inc., 3.450%, 8/15/15	272,113
400,000	American Express Credit Corp., MTN, 1.750%, 6/12/15	408,378
410,000	American Honda Finance Corp., 1.000%, 8/11/15(b)	412,311
450,000	American International Group, Inc., 3.000%, 3/20/15	468,232
184,000	Associated Banc-Corp., 1.875%, 3/12/14	184,027
1,000,000	Bank of America Corp., MTN, 3.625%, 3/17/16	1,059,597
280,000	Bank of New York Mellon Corp. (The), MTN, 1.200%, 2/20/15	283,006
350,000	Capital One Financial Corp., 1.000%, 11/6/15	348,818
260,000	CIT Group, Inc., 4.750%, 2/15/15(b)	270,400
790,000	Citigroup, Inc., 5.000%, 9/15/14	831,150
400,000	Colonial Realty LP, 6.150%, 4/15/13	405,041
365,000	Commonwealth Bank of Australia, 1.950%, 3/16/15	374,541
250,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	249,761
550,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	613,271
750,000	General Electric Capital Corp., 2.150%, 1/9/15	770,351
750,000	Goldman Sachs Group, Inc. (The), 3.300%, 5/3/15	781,693
450,000	HCP, Inc., REIT, 2.700%, 2/1/14	458,076
200,000	HSBC USA, Inc., 2.375%, 2/13/15	205,725
325,000	ING Bank NV, 2.000%, 9/25/15(b)	327,405
375,000	Jefferies Group, Inc., 5.875%, 6/8/14	393,750
285,000	John Deere Capital Corp., 0.950%, 6/29/15	286,581
1,000,000	JPMorgan Chase & Co., 5.125%, 9/15/14	1,063,544

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 280,000	KeyCorp., MTN, 3.750%, 8/13/15	$299,637
400,000	Kimco Realty Corp., REIT, MTN, 5.584%, 11/23/15	444,201
250,000	Manulife Financial Corp., 3.400%, 9/17/15	262,878
335,000	MetLife Institutional Funding II, 1.625%, 4/2/15(b)	341,285
700,000	Morgan Stanley, 2.875%, 1/24/14	711,763
425,000	National Australia Bank, Ltd., MTN, 2.000%, 3/9/15	435,166
195,000	PACCAR Financial Corp., MTN, 1.050%, 6/5/15	196,678
260,000	PNC Funding Corp., 3.625%, 2/8/15	275,238
250,000	Royal Bank of Canada, MTN, 2.625%, 12/15/15	263,869
325,000	Simon Property Group LP, REIT, 5.750%, 12/1/15	366,094
300,000	SunTrust Banks, Inc., 3.600%, 4/15/16	320,444
250,000	Tanger Properties LP, REIT, 6.150%, 11/15/15	283,619
325,000	Transatlantic Holdings, Inc., 5.750%, 12/14/15	359,092
500,000	U.S. Bank NA, 3.778%, 4/29/20(a)	530,129
280,000	Union Bank NA, BKNT, 3.000%, 6/6/16	296,415
280,000	USAA Capital Corp., 1.050%, 9/30/14(b)	281,251
500,000	Wachovia Corp., 5.625%, 10/15/16	573,265
285,000	WT Finance Aust Pty, Ltd. /Westfield Capital/WEA Finance LLC, 5.125%, 11/15/14(b)	305,578

		17,733,949

	Health Care (3.1%)
425,000	AbbVie, Inc., 1.200%, 11/6/15(b)	427,839
400,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	429,000
130,000	DENTSPLY International, Inc., 2.750%, 8/15/16	134,878
250,000	Mylan, Inc., 7.625%, 7/15/17(b)	280,967
255,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	268,069
310,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	312,332

		1,853,085

	Industrials (4.2%)
410,000	Corrections Corp. of America, 7.750%, 6/1/17	435,625
300,000	Iron Mountain, Inc., 8.000%, 6/15/20	317,250
445,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	454,051
245,000	Roper Industries, Inc., 6.625%, 8/15/13	253,726
350,000	Textron, Inc., 6.200%, 3/15/15	383,611
280,000	Tyco Electronics Group SA, 1.600%, 2/3/15	284,146
310,000	Waste Management, Inc., 6.375%, 3/11/15	346,693

		2,475,102

	Materials (3.9%)
250,000	Anglo American Capital PLC, 9.375%, 4/8/14(b)	274,830
250,000	ArcelorMittal USA LLC, 6.500%, 4/15/14	259,792
200,000	Barrick Gold Corp., 2.900%, 5/30/16	209,840
300,000	Ecolab, Inc., 1.000%, 8/9/15	300,838
290,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	289,392
300,000	Rio Tinto Finance USA, Ltd., 8.950%, 5/1/14	331,717
352,000	Sealed Air Corp., 7.875%, 6/15/17	375,320

Continued

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Materials — (continued)
$ 240,000	Xstrata Finance Canada, Ltd., 1.800%, 10/23/15(b)	$241,303

		2,283,032

	Telecommunication Services (2.7%)
330,000	America Movil SAB de CV, 2.375%, 9/8/16	342,996
325,000	AT&T, Inc., 0.875%, 2/13/15	326,524
375,000	Telecom Italia Capital SA, 5.250%, 11/15/13	385,313
250,000	Telefonica Emisiones SAU, 2.582%, 4/26/13	250,875
300,000	Vodafone Group PLC, 2.875%, 3/16/16	317,041

		1,622,749

	Utilities (1.9%)
250,000	Duke Energy Corp., 2.150%, 11/15/16	258,504
270,000	PSEG Power LLC, 5.500%, 12/1/15	301,458
230,000	Southern California Edison Co., Series 05-A, 5.000%, 1/15/16	257,889
250,000	Southern Power Co., Series D, 4.875%, 7/15/15	273,836

		1,091,687

	Total Corporate Bonds (Cost $35,329,955)	35,703,863

MORTGAGE-BACKED SECURITIES (0.2%)
	Fannie Mae (0.2%)
11,281	6.500%, 8/1/13, Pool #251901	11,484
105,119	6.500%, 4/1/16, Pool #253706	112,462

		123,946

	Freddie Mac (0.0%)
3,434	6.500%, 5/1/13, Pool #E00548	3,479

	Total Mortgage-Backed Securities (Cost $120,191)	127,425

MUNICIPAL BONDS (7.0%)
	California (1.8%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project, Refunding Revenue, Series B, 5.370%, 5/1/15	1,071,610

	Illinois (1.7%)
1,000,000	State of Illinois, Build America Bonds, G.O., 4.200%, 7/1/14	1,028,160

	New York (1.8%)
1,000,000	New York State Urban Development Corp., Public Improvements, Taxable State Personal Income Tax Revenue, Series B, 2.626%, 12/15/14	1,040,920

	Virginia (1.7%)
170,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.000%, 3/1/13	170,976
140,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.000%, 3/1/13	140,882
115,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	119,331

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 100,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	$104,271
230,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	246,121
200,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	216,708

		998,289

	Total Municipal Bonds (Cost $4,000,672)	4,138,979

Shares
PREFERRED STOCKS (2.1%)
	Consumer Staples (0.3%)
2	HJ Heinz Finance Co., Series B, 8.000%(b)	209,250

	Financials (1.8%)
100	Capital One Capital II, 7.500%	2,484
15,000	Citigroup Capital XV, 6.500%	376,500
7,480	DDR Corp., Series H, REIT, 7.375%	187,224
7,815	SL Green Realty Corp., Series C, REIT, 7.625%	196,078
11,166	Vornado Realty LP, REIT, 7.875%	302,375

		1,064,661

	Total Preferred Stocks (Cost $1,292,085)	1,273,911

INVESTMENT COMPANY (1.9%)
1,141,638	Federated Treasury Obligations Fund, Institutional Shares	1,141,638

	Total Investment Company (Cost $1,141,638)	1,141,638

Total Investments — 100.0% (Cost $58,539,325)		59,151,903
Net Other Assets (Liabilities) — (0.0%)		(3,422)

NET ASSETS — 100.0%		$59,148,481

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (8.8%)
$ 2,000,037	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$2,085,900
2,000,000	Freddie Mac, Series K701, Class A2, 3.882%, 11/25/17(a)	2,247,616
2,123,660	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	2,231,640
662,571	Ginnie Mae, Series 1999-17, Class F, 0.509%, 5/16/29(a)	668,258

	Total Collateralized Mortgage Obligations (Cost $6,934,556)	7,233,414

CORPORATE BONDS (2.6%)
	Financials (2.6%)
1,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,074,285
1,000,000	MBNA Corp., 5.000%, 6/15/15	1,081,336

	Total Corporate Bonds (Cost $1,989,988)	2,155,621

MORTGAGE-BACKED SECURITIES (24.2%)
	Fannie Mae (12.1%)
1,949,005	3.584%, 9/1/20, Pool #FN0000	2,170,757
465,004	5.500%, 1/1/33, Pool #678321	511,053
1,154,322	5.000%, 7/1/33, Pool #724965	1,255,806
244,639	5.000%, 8/1/33, Pool #724365	265,831
1,765,553	6.500%, 11/1/34, Pool #783476	1,956,479
520,485	6.000%, 7/1/37, Pool #938378	568,559
2,939,090	5.500%, 8/1/37, Pool #946238	3,193,381

		9,921,866

	Freddie Mac (10.2%)
1,420,142	4.500%, 2/1/18, Pool #E94445	1,513,701
3,816,972	3.500%, 12/1/25, Pool #G14007	4,089,011
1,758,358	3.000%, 4/1/27, Pool #G18430	1,855,690
808,948	6.000%, 8/1/37, Pool #P51312	874,570

		8,332,972

	Ginnie Mae (1.9%)
351,464	6.500%, 12/20/38, Pool #4311	384,338
462,258	6.500%, 1/20/39, Pool #4338	505,496
667,651	5.000%, 11/20/38, Pool #4283	701,688

		1,591,522

	Total Mortgage-Backed Securities (Cost $18,381,009)	19,846,360

MUNICIPAL BONDS (6.9%)
	Illinois (4.2%)
1,000,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	1,018,030
1,000,000	State of Illinois, Taxable Building Public Improvements Revenue, 1.998%, 6/15/18	1,007,960
1,375,000	Village of Rosemont IL, Taxable Corporate Purpose, Refunding G.O., Series B (AGM), 2.389%, 12/1/17	1,385,959

		3,411,949

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York (2.7%)
$ 1,950,000	State of New York, Build America Bonds, Highway Improvements G.O., 4.090%, 3/1/18	$2,219,295

	Total Municipal Bonds (Cost $5,402,827)	5,631,244

U.S. GOVERNMENT AGENCIES (18.4%)
	Fannie Mae (2.6%)
1,500,000	6.250%, 5/15/29	2,154,887

	Federal Farm Credit Bank (7.2%)
5,000,000	4.670%, 2/27/18	5,957,215

	Freddie Mac (8.6%)
2,000,000	4.875%, 6/13/18	2,414,332
4,000,000	3.750%, 3/27/19	4,623,672

		7,038,004

	Total U.S. Government Agencies (Cost $13,753,239)	15,150,106

U.S. TREASURY BONDS (2.4%)
2,000,000	2.750%, 8/15/42	1,931,250

	Total U.S. Treasury Bonds (Cost $1,939,202)	1,931,250

U.S. TREASURY NOTES (32.7%)
5,472,000	0.625%, 4/15/13(b)	5,465,160
3,279,060	1.250%, 4/15/14(b)	3,380,508
1,018,440	0.125%, 4/15/17(b)	1,090,606
500,000	3.500%, 2/15/18	569,336
2,500,000	1.125%, 5/31/19	2,515,820
2,000,000	1.000%, 11/30/19	1,980,624
1,500,000	3.125%, 5/15/21	1,700,976
3,000,000	1.625%, 8/15/22	2,980,314
5,000,000	6.250%, 8/15/23	7,168,750

	Total U.S. Treasury Notes (Cost $25,486,652)	26,852,094

U.S. TREASURY BILLS(c) (1.8%)
1,500,000	0.105%, 6/27/13	1,499,195

	Total U.S. Treasury Bills (Cost $1,499,229)	1,499,195

Continued

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (1.9%)
1,565,446	Federated Treasury Obligations Fund, Institutional Shares	$1,565,446

	Total Investment Company (Cost $1,565,446)	1,565,446

Total Investments — 99.7% (Cost $76,952,148)		81,864,730
Net Other Assets (Liabilities) — 0.3%		257,935

NET ASSETS — 100.0%		$82,122,665

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

(b)	Inflation protection security. Principal amount periodically adjusted for inflation.
(c)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (3.7%)
$ 1,508,000	American Express Credit Account Master Trust, Series 2012-3, Class A, 0.359%, 3/15/18(a)	$1,510,725
4,700,000	Capital One Multi-Asset Execution Trust, Series 2004-A1, Class A1, 0.419%, 12/15/16(a)	4,708,093
2,173,000	Chase Issuance Trust, Series 2008-A8, Class A8, 1.409%, 5/15/17(a)	2,228,464
5,000,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.959%, 8/15/18(a)(b)	5,201,430
919,812	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	923,232
650,000	MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2, 0.269%, 6/15/15(a)	649,997
4,100,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.269%, 10/15/15(a)	4,098,729
1,999,704	RAAC, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	2,059,359

	Total Asset Backed Securities (Cost $21,377,988)	21,380,029

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)
1,442,886	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.159%, 4/25/35(a)	1,435,281
1,241,876	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,217,227
1,972,164	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	2,012,234
435,282	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	451,589
1,959,796	Chase Mortgage Finance Corp., Series 2004-S1, Class A2, 4.750%, 2/25/19	1,986,977
588,427	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A5, 5.500%, 3/25/34	614,176
1,375,597	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	1,384,672
394,562	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	422,181
1,412,644	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,464,969
592,891	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	613,510
923,506	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	924,438
246,889	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	248,944
403,902	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	415,668
844,778	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	860,453
503,832	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	507,307
967,241	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	1,018,540

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 862,531	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	$905,250
552,614	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	579,585
1,100,487	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33	1,207,836
1,049,538	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33	1,138,133
3,464,428	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,944,550
4,711,868	Fannie Mae, Series 2012-84, Class HL, 2.500%, 1/25/42	4,884,011
2,074,393	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	2,302,000
1,328,821	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,479,949
5,379,916	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	5,806,048
2,166,290	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	2,404,476
1,626,081	MASTR Alternative Loans Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	1,709,904
1,174,356	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,192,104
333,649	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	355,113
466,661	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	476,137
823,231	MASTR Seasoned Securities Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	809,516
3,248,784	PHH Mortgage Capital LLC, Series 2007-6, Class A1, 6.002%, 12/18/37(a)	3,440,546
602,500	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	608,384
1,561,342	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	1,591,106
838,234	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.823%, 12/25/34(a)	839,300
3,097,337	Specialty Underwriting & Residential Finance, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	3,136,412
2,197,344	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.709%, 6/25/34(a)	2,272,164
1,643,865	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	1,754,002
1,426,514	Structured Asset Securities Corp., Series 2005-6, Class 5A2, 5.000%, 5/25/35	1,450,903
791,002	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	800,600
686,749	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	709,946
1,812,768	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.623%, 1/25/35(a)	1,776,501
1,124,138	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	1,168,672

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 1,981,194	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.657%, 10/25/35(a)	$1,952,207
789,191	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	820,761

	Total Collateralized Mortgage Obligations (Cost $65,556,519)	67,094,282

COMMERCIAL MORTGAGE-BACKED SECURITIES (20.7%)
5,000,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	5,712,450
4,871,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	5,540,271
4,000,000	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4, 5.625%, 4/10/49(a)	4,678,316
240,373	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	245,530
2,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.196%, 11/10/42(a)	2,630,025
2,000,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.219%, 7/15/44(a)	2,199,306
5,000,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	5,735,550
3,100,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	3,562,960
3,000,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	3,233,343
2,420,000	COMM Mortgage Trust, Series 2012-CR4, Class A3, 2.853%, 10/15/45	2,486,180
5,000,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.748%, 6/10/46(a)	5,678,500
4,334,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	4,920,468
335,190	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	335,187
600,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889%, 11/15/37(a)	633,845
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,985,559
2,214,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	2,559,752
3,400,000	GMAC Commercial Mortgage Securities Trust, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	3,650,257
4,870,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.224%, 4/10/37(a)	5,380,780
3,845,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	4,162,582
1,106,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/39	1,275,704

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 2,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42.	$2,159,640
1,600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.871%, 4/15/45(a)	1,841,299
4,679,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A4, 5.552%, 5/12/45	5,374,964
2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,902,225
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	517,413
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	2,628,694
2,500,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4, 5.420%, 3/12/44(a)	2,795,450
2,390,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.469%, 3/12/44(a)	2,640,744
500,000	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class C, 5.150%, 3/12/35	500,202
1,895,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3, 2.533%, 12/10/45	1,925,269
667,155	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class D, 5.072%, 2/15/35(a)	666,991
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class B, 5.109%, 12/15/35(a)	293,857
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,155,965
3,170,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	3,472,488
1,041,946	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	1,063,720
716,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.293%, 12/15/44(a)	798,422
5,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	5,690,040
4,995,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	5,729,595
5,143,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	5,913,838
2,320,000	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.875%, 12/15/45	2,395,319

	Total Commercial Mortgage-Backed Securities (Cost $115,060,425)	118,072,700

CORPORATE BONDS (33.5%)
	Consumer Discretionary (3.4%)
1,482,000	Carnival Corp., 1.875%, 12/15/17	1,484,013
888,000	CBS Corp., 8.875%, 5/15/19	1,197,699

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Discretionary — (continued)
$ 2,837,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(c)	$4,289,144
566,000	COX Communications, Inc., 4.700%, 12/15/42(b)	577,531
1,049,000	Delphi Corp., 5.875%, 5/15/19(c)	1,125,053
1,835,000	George Washington University (The), 3.485%, 9/15/22	1,941,081
938,000	Home Depot, Inc. (The), 5.875%, 12/16/36(c)	1,232,723
1,154,000	Kohl’s Corp., 3.250%, 2/1/23	1,120,489
601,000	NBCUniversal Media LLC, 5.950%, 4/1/41	736,845
636,000	Nordstrom, Inc., 6.250%, 1/15/18	771,057
791,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	957,110
855,000	Service Corp. International, 7.000%, 5/15/19	936,225
1,041,000	Time Warner Cable, Inc., 5.875%, 11/15/40	1,212,969
862,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	962,097
651,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	672,169

		19,216,205

	Consumer Staples (2.2%)
738,000	Altria Group, Inc., 9.950%, 11/10/38	1,215,810
564,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	783,606
800,000	Beam, Inc., 5.875%, 1/15/36	928,406
1,000,000	Coca-Cola Co. (The), 3.150%, 11/15/20(c)	1,088,175
424,000	Constellation Brands, Inc., 4.625%, 3/1/23	443,080
1,052,000	CVS Caremark Corp., 6.125%, 9/15/39(c)	1,346,307
1,338,000	Kraft Foods Group, Inc., 3.500%, 6/6/22(b)	1,428,137
1,886,000	Lorillard Tobacco Co., 6.875%, 5/1/20	2,298,800
1,000,000	SABMiller Holdings, Inc., 4.950%, 1/15/42(b)	1,133,526
1,237,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41(c)	1,619,947

		12,285,794

	Energy (4.9%)
1,127,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	1,106,888
1,623,000	BP Capital Markets PLC, 1.375%, 11/6/17	1,624,431
1,158,000	Cameron International Corp., 6.375%, 7/15/18	1,400,780
744,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(b)	811,752
862,000	Denbury Resources, Inc., 8.250%, 2/15/20	969,750
832,000	Devon Energy Corp., 3.250%, 5/15/22	868,351
1,198,000	Energy Transfer Partners LP, 9.000%, 4/15/19	1,579,671
1,435,000	Enterprise Products Operating LLC, 5.950%, 2/1/41(c)	1,732,432
870,000	Halliburton Co., 4.500%, 11/15/41	971,244
1,160,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22(c)	1,240,337
856,000	NuStar Logistics LP, 7.900%, 4/15/18(c)	967,545
1,427,000	Occidental Petroleum Corp., 1.750%, 2/15/17	1,463,297
1,901,000	Petrobras International Finance Co. - PifCo, 3.500%, 2/6/17(c)	1,993,668
1,226,000	Petrohawk Energy Corp., 6.250%, 6/1/19	1,396,041
975,000	Plains Exploration & Production Co., 6.500%, 11/15/20	1,079,813
854,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	935,130
1,127,000	Schlumberger Investment SA, 3.300%,9/14/21(b)	1,200,145
995,000	Shell International Finance BV, 6.375%, 12/15/38	1,397,941
1,210,000	Statoil ASA, 3.150%, 1/23/22	1,278,807
1,199,000	Talisman Energy, Inc., 5.500%, 5/15/42	1,321,479

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$ 850,000	Western Gas Partners LP, 4.000%, 7/1/22	$894,617
1,426,000	Williams Partners LP/ Williams Partners Finance Corp., 7.250%, 2/1/17	1,732,346

		27,966,465

	Financials (14.1%)
1,040,000	ABN AMRO North American Holding Preferred Capital Repackage Trust I, 3.407%, 12/29/49(a)(b)	1,040,000
586,000	Aflac, Inc., 8.500%, 5/15/19	798,094
892,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	957,454
850,000	Alleghany Corp., 4.950%, 6/27/22	931,049
1,798,000	American International Group, Inc., 3.800%, 3/22/17(c)	1,946,037
3,764,000	Bank of America Corp., 5.700%, 1/24/22	4,526,394
880,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	907,540
1,016,000	Bank of Nova Scotia, 4.375%, 1/13/21	1,176,502
1,318,000	Berkshire Hathaway, Inc., 2.200%, 8/15/16	1,375,184
916,000	BlackRock, Inc., 3.375%, 6/1/22	972,865
1,095,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	1,425,751
1,020,000	CIT Group, Inc., 4.750%, 2/15/15(b)	1,060,800
960,000	Citigroup, Inc., 5.875%, 1/30/42	1,184,779
848,000	CME Group, Inc., 3.000%, 9/15/22	860,419
1,859,000	Colonial Realty LP, 6.250%, 6/15/14(c)	1,979,569
850,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	870,429
1,307,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,419,550
1,440,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13(c)	1,438,622
1,381,000	Fifth Third Bancorp, 3.625%, 1/25/16	1,475,495
2,458,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(c)	2,740,763
2,661,000	General Electric Capital Corp., 2.950%, 5/9/16	2,803,012
1,565,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	2,127,303
608,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	745,968
1,025,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,162,130
1,549,000	Health Care REIT, Inc., 4.125%, 4/1/19(c)	1,666,352
1,690,000	HSBC Finance Corp., 6.676%, 1/15/21	2,004,967
749,000	ING Bank NV, 4.000%, 3/15/16(b)(c)	797,101
876,000	Invesco Finance PLC, 3.125%, 11/30/22	884,840
1,036,000	Jefferies Group, Inc., 8.500%, 7/15/19(c)	1,238,020
1,014,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16(c)	1,048,748
1,376,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,405,657
1,923,000	JPMorgan Chase & Co., 2.600%, 1/15/16	1,999,097
3,825,000	JPMorgan Chase & Co., 4.350%, 8/15/21	4,277,257
959,000	KeyCorp, MTN, 5.100%, 3/24/21(c)	1,117,244
742,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	833,090
920,000	Liberty Mutual Group, Inc., 4.950%, 5/1/22(b)	1,002,696
748,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)(c)	826,794
1,990,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	2,398,853
612,000	MetLife, Inc., 7.717%, 2/15/19	802,337
3,130,000	Morgan Stanley, 5.375%, 10/15/15	3,402,877
1,574,000	Morgan Stanley, GMTN, 6.625%, 4/1/18(c)	1,855,077

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 1,570,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	$1,698,186
1,039,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	1,535,867
1,308,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22	1,344,891
1,007,000	PNC Bank N.A., BKNT, 6.000%, 12/7/17(c)	1,212,108
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	573,459
1,150,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)(c)	1,397,250
1,252,000	Simon Property Group LP, REIT, 10.350%, 4/1/19(c)	1,790,344
748,000	SunTrust Banks, Inc., 3.500%, 1/20/17	803,294
1,750,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/17	1,792,054
1,439,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	1,439,930
989,000	Wachovia Bank NA, MTN, 5.600%, 3/15/16(c)	1,113,023
1,225,000	Wachovia Corp., 5.500%, 8/1/35	1,392,978
1,000,000	WR Berkley Corp., 4.625%, 3/15/22	1,071,846

		80,651,946

	Health Care (2.3%)
961,000	Amgen, Inc., 5.150%, 11/15/41	1,081,477
200,000	CFR International SpA, 5.125%, 12/6/22(b)	207,357
867,000	Cigna Corp., 5.375%, 2/15/42	1,009,419
1,136,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	1,235,400
1,190,000	DENTSPLY International, Inc., 2.750%, 8/15/16(c)	1,234,657
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	882,815
716,000	HCA, Inc., 8.500%, 4/15/19	798,340
814,000	Mylan, Inc., 7.625%, 7/15/17(b)	914,829
1,491,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,595,716
841,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16.	870,764
1,133,000	UnitedHealth Group, Inc., 4.625%, 11/15/41(c)	1,209,595
1,340,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	1,408,675
832,000	WellPoint, Inc., 4.350%, 8/15/20	918,322

		13,367,366

	Industrials (2.4%)
1,101,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	1,241,772
596,000	Carlisle Cos., Inc., 3.750%, 11/15/22	590,263
1,397,000	Corrections Corp. of America, 7.750%, 6/1/17	1,484,313
769,000	Equifax, Inc., 3.300%, 12/15/22	762,803
1,142,000	Flowserve Corp., 3.500%, 9/15/22	1,146,925
1,062,000	Iron Mountain, Inc., 5.750%, 8/15/24	1,075,275
942,500	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/1/20(b)(d)	937,787
1,335,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	1,362,154
753,000	Republic Services, Inc., 6.200%, 3/1/40	945,000
925,000	Textron, Inc., 4.625%, 9/21/16(c)	1,007,506
761,000	URS Corp., 5.000%, 4/1/22(b)	783,424
1,060,000	Verisk Analytics, Inc., 5.800%, 5/1/21(c)	1,187,885
375,000	Waste Management, Inc., 7.375%, 3/11/19	476,832

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials — (continued)
$ 540,000	WPP Finance 2010, 3.625%, 9/7/22	$537,121

		13,539,060

	Information Technology (0.6%)
546,000	Altera Corp., 1.750%, 5/15/17	557,891
768,000	Jabil Circuit, Inc., 4.700%, 9/15/22	807,360
855,000	Oracle Corp., 5.375%, 7/15/40	1,066,037
1,214,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(b)	1,228,266

		3,659,554

	Materials (1.1%)
820,000	Anglo American Capital PLC, 4.125%, 9/27/22(b)	856,693
573,000	Ecolab, Inc., 5.500%, 12/8/41	683,614
1,035,000	Lubrizol Corp., 8.875%, 2/1/19	1,444,178
691,000	Newmont Mining Corp., 4.875%, 3/15/42(c)	711,669
738,000	Rock-Tenn Co., 4.900%, 3/1/22(b)	797,546
868,000	Sealed Air Corp., 6.875%, 7/15/33(b)	833,280
1,045,000	Xstrata Finance Canada, Ltd., 4.000%, 10/25/22(b)	1,056,296

		6,383,276

	Telecommunication Services (1.3%)
1,181,000	AT&T, Inc., 5.550%, 8/15/41	1,417,346
681,000	British Telecommunications PLC, 9.625%, 12/15/30	1,081,890
1,236,000	CC Holdings GS V LLC, 2.381%, 12/15/17(b)	1,242,043
432,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(b)	459,000
890,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(c)	935,613
2,399,000	Verizon Communications, Inc., 2.450%, 11/1/22	2,399,801

		7,535,693

	Utilities (1.2%)
1,619,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	2,049,864
1,004,000	Progress Energy, Inc., 3.150%, 4/1/22	1,016,375
550,000	PSEG Power LLC, 5.500%, 12/1/15	614,082
471,000	PSEG Power LLC, 2.750%, 9/15/16	490,102
902,000	Puget Energy, Inc., 5.625%, 7/15/22	971,525
1,389,000	Southern Co., (The), 1.950%, 9/1/16(c)	1,431,446
454,000	Virginia Electric and Power Co., 2.950%, 1/15/22	478,096

		7,051,490

	Total Corporate Bonds (Cost $181,790,090)	191,656,849

MORTGAGE-BACKED SECURITIES (21.9%)
	Fannie Mae (14.1%)
3,963	6.000%, 10/1/13, Pool #252061	4,005
63,876	5.000%, 8/1/20, Pool #832058	69,416
279,471	6.000%, 7/1/22, Pool #944967	307,387
335,422	5.000%, 9/1/25, Pool #255892	367,747
4,101,989	3.500%, 2/1/27, Pool #AK0706	4,353,962
6,635,492	3.000%, 3/1/27, Pool #AK7410	7,013,094
13,737,000	2.500%, 1/15/28(d)	14,363,751
1,856,570	4.000%, 10/1/31, Pool #MA0878	1,998,591
2,151,648	4.000%, 2/1/32, Pool #MA0977	2,316,241
1,820,162	3.500%, 7/1/32, Pool #MA1107	1,946,084
258,975	6.500%, 1/1/35, Pool #809198	293,515

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$ 113,722	6.000%, 4/1/35, Pool #735503	$126,753
63,119	7.000%, 6/1/35, Pool #255820	72,438
173,187	7.000%, 6/1/35, Pool #830686	199,583
794,537	5.500%, 10/1/35, Pool #817568	868,253
431,633	6.500%, 3/1/36, Pool #866062	486,520
247,106	6.500%, 7/1/36, Pool #885493	276,828
4,069,961	5.500%, 8/1/37, Pool #995082	4,452,657
1,409,662	5.000%, 6/1/40, Pool #AD4927	1,531,125
1,048,600	5.000%, 6/1/40, Pool #AD8718	1,141,136
1,460,191	4.000%, 12/1/40, Pool #AH0297	1,566,870
3,841,354	4.500%, 12/1/40, Pool #AH1100	4,162,835
3,364,021	4.500%, 5/1/41, Pool #AI1023	3,651,862
4,258,204	4.000%, 9/1/41, Pool #AI3940	4,570,634
7,208,607	4.000%, 1/1/42, Pool #AK0685	7,782,241
3,999,971	4.000%, 1/1/42, Pool #MA0956	4,293,453
6,382,644	3.500%, 11/1/42, Pool #AQ3200	6,828,396
5,361,000	3.000%, 1/15/43(d)	5,617,323

		80,662,700

	Freddie Mac (5.6%)
436,687	5.500%, 10/1/21, Pool #G12425	471,290
407,648	5.000%, 12/1/21, Pool #J04025	438,771
528,881	5.000%, 7/1/25, Pool #C90908	576,049
2,536,897	4.000%, 9/1/25, Pool #J12911	2,682,028
2,070,696	2.500%, 9/1/27, Pool #J20463	2,173,692
7,291,063	3.500%, 4/1/32, Pool #C91437	7,793,480
2,511,854	3.500%, 5/1/32, Pool #C91447	2,684,942
3,601,142	3.500%, 7/1/32, Pool #C91467	3,849,292
151,467	6.000%, 7/1/35, Pool #A36304	165,875
519,748	5.000%, 3/1/36, Pool #G08115	561,230
122,256	6.500%, 5/1/36, Pool #A48509	139,052
148,936	5.000%, 7/1/36, Pool #G02291	160,404
1,085,728	5.000%, 2/1/37, Pool #A57714	1,168,309
759,220	6.000%, 8/1/37, Pool #A64981	826,220
512,840	5.500%, 3/1/38, Pool #G04044	553,690
456,952	4.500%, 10/1/39, Pool #A89346	490,351
1,698,172	5.000%, 6/1/40, Pool #C03479	1,843,256
1,588,085	3.801%, 7/1/40, Pool #1B4948(a)	1,680,172
3,454,869	5.000%, 7/1/40, Pool #A93070	3,750,037

		32,008,140

	Ginnie Mae (2.2%)
2,058,188	4.500%, 2/15/40, Pool #737031	2,263,993
953,369	5.000%, 2/15/40, Pool #737037	1,048,746
3,562,246	4.500%, 9/20/40, Pool #4801	3,938,927
4,652,888	4.500%, 6/20/41, Pool #5082	5,118,026

		12,369,692

	Total Mortgage-Backed Securities (Cost $122,836,791)	125,040,532

MUNICIPAL BONDS (7.3%)
	California (1.5%)
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,417,245
2,230,000	Palo Alto, Unified School District Refunding G.O., Taxable, 2.441%, 8/1/21	2,214,747

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	California — (continued)
$ 1,285,000	State of California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	$1,845,376

		8,477,368

	Colorado (0.3%)
1,810,000	Colorado Housing & Finance Authority Revenue, Taxable, Series B, 1.600%, 5/15/16	1,843,847

	Connecticut (0.6%)
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,365,400

	Florida (0.4%)
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,625,625

	Illinois (0.8%)
4,500,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	4,581,135

	Indiana (0.6%)
3,415,000	Indiana University, Refunding Revenue, Student Fee, Taxable, Series V2, 1.962%, 8/1/19	3,434,670

	New Mexico (0.0%)
5,000	State of New Mexico, Public Improvements Refunding Revenue, Series A1, 5.000%, 7/1/15	5,560

	New York (1.6%)
2,900,000	City of New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,392,333
1,640,000	City of New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,918,013
1,735,000	New York City Municipal Water Finance Authority Refunding Revenue, Build America Bonds Taxable, Series EE, Callable 6/15/20 @ 100, 6.491%, 6/15/42	2,038,087
750,000	New York State Environmental Facilities Corp., Revenue Bonds, Taxable, State Revolving Funds, Series C, 2.445%, 6/15/20	752,797
900,000	New York State Environmental Facilities Corp., Revenue Bonds, Taxable, State Revolving Funds, Series C, 2.745%, 6/15/22	901,854

		9,003,084

	North Carolina (0.8%)
4,500,000	North Carolina Eastern Municipal Power Agency Refunding Revenue, Taxable, Series C, 2.440%, 1/1/17	4,537,710

	Pennsylvania (0.4%)
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,257,220

	Washington (0.3%)
1,680,000	Port of Vancouver, Refunding G.O., Limited Tax, Series B, 2.714%, 12/1/21	1,679,194

	Total Municipal Bonds (Cost $39,472,633)	41,810,813

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY BONDS (1.5%)
$8,394,000	3.125%, 2/15/42	$8,776,976

	Total U.S. Treasury Bonds (Cost $8,620,321)	8,776,976

Shares
PREFERRED STOCKS (1.5%)
	Consumer Staples (0.3%)
14	HJ Heinz Finance Co., Series B, 8.000%(b)	1,464,750

	Financials (1.1%)
61,601	Citigroup Capital XIII, 7.875%	1,718,668
56,290	Citigroup Capital XV, 6.500%	1,412,879
33,590	DDR Corp., Series H, REIT, 7.375%	840,758
44,595	SL Green Realty Corp., Series C, REIT, 7.625%	1,118,889
44,825	US Bancorp, Series F, 6.500%	1,283,788

		6,374,982

	Telecommunication Services (0.1%)
28,000	Qwest Corp., 7.000%	727,720

	Total Preferred Stocks (Cost $8,331,686)	8,567,452

INVESTMENT COMPANY (1.2%)
6,618,731	Federated Treasury Obligations Fund, Institutional Shares	6,618,731

	Total Investment Company (Cost $6,618,731)	6,618,731

Total Investments — 103.0% (Cost $569,665,184)		589,018,364
Net Other Assets (Liabilities) — (3.0)%		(17,238,985)

NET ASSETS — 100.0%		$571,779,379

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents securities purchased on a when-issued basis. At December 31, 2012, total cost of investments purchased on a when-issued basis was $19,974,112.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.8%)
	Kentucky (95.8%)
$ 550,000	Ballard County, KY, School District Finance Corp., Ballard County School Building, Refunding Revenue, (State Intercept), 3.000%, 6/1/20	$597,421
75,000	Bullitt County, KY, School District Finance Corp., School Improvement Revenue, Callable 3/1/18 @ 100 (State Intercept), OID, 4.750%, 3/1/22	86,112
260,000	Campbell & Kenton Counties, KY, Sanitation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	300,524
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	554,155
500,000	Eastern Kentucky University, Refunding Revenue, Series A (State Intercept), 5.000%, 4/1/24	610,915
355,000	Fayette County, KY, School District Finance Corp., School Improvements Revenue, Series B, Callable 7/1/22 @ 100, 3.000%, 7/1/24	367,492
105,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvements Revenue (AGC), 4.375%, 9/1/17	118,385
600,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	739,098
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series D, Callable 10/1/22 @ 100, 3.000%, 10/1/23	526,935
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	110,332
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	578,185
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	535,622
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	351,417
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	586,842
670,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Improvements, Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	757,850
500,000	Kentucky Economic Development Finance Authority, Catholic Health Hospital Improvements Revenue, Series B, 5.000%, 5/1/39(a)	537,975

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	$544,705
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	632,184
500,000	Kentucky Infrastructure Authority, Waste Water & Drinking Water Revolving Fund Revenue, Series A, Callable 2/1/22 @ 100, 5.000%, 2/1/28	606,430
500,000	Kentucky Municipal Power Agency, Prairie State Project Power Improvements Revenue, Series A (AGM), 5.000%, 9/1/20	607,820
370,000	Kentucky Rural Water Finance Corp., Refunding & Improvements Revenue, Flexible Term Program, 4.000%, 2/1/22	423,539
500,000	Kentucky Rural Water Finance Corp., Refunding & Improvements Revenue, Flexible Term Program, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	570,365
500,000	Kentucky State Property & Buildings Commission, Project No. 101 Refunding Revenue, 5.000%, 10/1/19	606,565
410,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	521,270
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Public Improvements Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	550,728
385,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	470,636
620,000	Kentucky Turnpike Authority, Revitalization Projects Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	741,012
500,000	Kentucky Turnpike Authority, Revitalization Projects Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/25	551,945
265,000	Larue County, KY, School District Finance Corp., School Improvements Revenue (NATL-RE), 4.250%, 7/1/15	288,551
415,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	461,189
700,000	Letcher County, KY, School District Finance Corp., Refunding Revenue (State Intercept), 3.000%, 6/1/21	762,678
500,000	Lexington-Fayette Urban County, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	609,740
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	562,700

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 500,000	Louisville & Jefferson County, KY, Metropolitan Government, Louisville Gas & Electric Co. Refunding Revenue, Series A, 1.650%, 10/1/33(a)	$508,870
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	589,310
605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	665,966
730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	876,883
500,000	Louisville Regional Airport Authority Refunding Revenue, Series B, 3.000%, 7/1/15	522,985
790,000	Northern Kentucky University, University and College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC), OID, 4.250%, 9/1/21	873,329
500,000	Owensboro, KY, Refunding & Improvements G.O., Series B, 3.000%, 6/1/21	533,895
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (AGC), 5.250%, 9/15/21	639,823
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	636,018
610,000	Pike County, KY, School District Finance Corp. School Improvements Revenue (State Intercept), 3.000%, 11/1/20	668,841
660,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	803,913
270,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	330,772
300,000	Rowan County, KY, School District Finance Corp., School Improvements Revenue (State Intercept), OID, 4.000%, 11/1/17	341,595
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	221,462

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	$394,789
380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	423,464

	Total Municipal Bonds (Cost $23,874,374)	25,903,232

Shares
INVESTMENT COMPANY (3.6%)
986,255	Federated Tax-Free Obligations Fund, Institutional Class	986,255

	Total Investment Company (Cost $986,255)	986,255

Total Investments — 99.4% (Cost $24,860,629)		26,889,487
Net Other Assets (Liabilities) — 0.6%		154,977

NET ASSETS — 100.0%		$27,044,464

(a)

The interest rate for this variable rate note, which will change periodically,is based either on the prime rate or an index of market rates. The reflectedrate is in effect as of December 31, 2012. The maturity date reflected is thefinal maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA —XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (93.9%)
	Maryland (93.9%)
$ 810,000	Anne Arundel County, MD, Anne Arundel Community College Project, Economic Development Refunding Revenue, 4.000%, 9/1/20	$914,344
1,000,000	Anne Arundel County, MD, Consolidation General Improvements Refunding G.O., Callable 4/1/22 @ 100, 4.000%, 4/1/24	1,160,320
1,000,000	Anne Arundel County, MD, Consolidation General Improvements Refunding G.O., Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,241,680
1,290,000	Baltimore County, MD, 75th Issue Refunding G.O., 4.000%, 8/1/20	1,544,943
800,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	938,608
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	699,744
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	280,820
590,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	682,872
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	573,160
1,000,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., 4.000%, 8/1/21	1,195,010
500,000	Harford County, MD, Public Improvements G.O., Callable 7/15/15 @ 100, 5.000%, 7/15/23	551,385
125,000	Howard County, MD, Certificates of Participation, Series A, 8.050%, 2/15/21	186,541
135,000	Howard County, MD, Certificates of Participation, Series B, 8.250%, 2/15/20	195,458
500,000	Howard County, MD, Refunding G.O., Series B, Callable 8/15/21 @ 100, 4.000%, 8/15/28	559,485
250,000	Maryland Community Development Adminis- tration, Residential Housing Refunding Revenue, Series K, 4.100%, 9/1/16	267,365
805,000	Maryland Community Development Adminis- tration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	870,712
690,000	Maryland Community Development Adminis- tration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	748,098
315,000	Maryland Community Development Adminis- tration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	328,035
505,000	Maryland Community Development Adminis- tration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	556,944
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	305,907
185,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	206,096
500,000	Maryland Economic Development Corp., Public Health Laboratory Revenue, 5.000%, 6/1/20	618,570

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 420,000	Maryland Economic Development Corp., Public Health Laboratory Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	$502,971
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (AGC), 5.000%, 6/1/16	803,039
555,000	Maryland Environmental Service Revenue, Mid Shore II Regional Landfill, 4.000%, 11/1/17	626,029
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Refunding Revenue, Series A, 5.000%, 7/1/19	1,263,190
200,000	Maryland Health & Higher Educational Facilities Authority, Charlestown Community Refunding Revenue, OID, 2.650%, 1/1/13	200,000
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame Refunding Revenue, 4.000%, 10/1/19	1,009,476
1,045,000	Maryland Health & Higher Educational Facilities Authority, Goucher College Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,236,110
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center Refunding Revenue, Series A, Callable 7/1/22 @100, 5.000%, 7/1/26	586,420
1,260,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,585,168
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	618,796
330,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, 5.000%, 8/15/19	389,687
460,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 1/28/13 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	461,118
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	348,784
585,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	625,505
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Revenue, 5.000%, 7/1/19	465,388
320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	347,728
555,000	Maryland Industrial Development Financing Authority, McDonogh School Revenue, Series A, Callable 9/1/21 @ 100, 4.000%, 9/1/28	608,607
400,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	484,916

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%,9/1/23	$589,465
1,005,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,138,866
1,000,000	Maryland State Transportation Authority, Transportation Facility Project, Refunding Revenue, Callable 7/01/22 @ 100 (G.O. of Authority), 4.500%, 7/1/23	1,215,350
1,050,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	1,216,961
610,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 5.000%, 7/1/19	754,546
500,000	Maryland, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	569,980
590,000	Maryland, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	708,773
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	267,035
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	260,387
500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	549,010
775,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	862,769
535,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	635,826
500,000	Montgomery County, MD, Department Liquor Control Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	571,115
1,000,000	Montgomery County, MD, Public Transportation Equipment Certificate of Participation, 4.000%, 5/1/17	1,114,900
750,000	Montgomery County, MD, Water Quality Protection Charge Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	879,023

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 1,000,000	Prince Georges County, MD, Construction & Public Improvements G.O., Series A, Callable 9/15/21 @ 100, 5.000%, 9/15/28	$1,225,140
505,000	Prince Georges County, MD, Equipment Acquisition Program Certificates of Participation, 3.000%, 10/15/19	557,626
800,000	Queen Anne’s, MD, Refunding G.O., Public Facilities, 3.000%, 1/15/19	891,736
685,000	Queen Anne’s, MD, Refunding G.O., Public Facilities, 4.000%, 1/15/23	817,075
520,000	Saint Mary’s College of Maryland, Refunding Revenue, Series A, 4.000%, 9/1/21	596,565
1,000,000	Saint Mary’s College of Maryland, Refunding Revenue, Series A, Callable 9/1/15 @ 100, OID (AMBAC), 4.500%, 9/1/30	1,058,960
500,000	Talbot County, MD, School Improvements G.O., 5.000%, 12/15/16	584,055

	Total Municipal Bonds (Cost $41,209,540)	43,854,192

Shares
INVESTMENT COMPANY (4.9%)
2,284,902	Federated Municipal Obligations Fund, Institutional Shares	2,284,902

	Total Investment Company (Cost $2,284,902)	2,284,902

Total Investments — 98.8% (Cost $43,494,442)		46,139,094
Net Other Assets (Liabilities) — 1.2%		551,025

NET ASSETS — 100.0%		$46,690,119

AGC — Assured Guaranty Corp.

AMBAC — American Municipal Bond Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.6%)
	North Carolina (97.6%)
$ 2,335,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,849,587
2,655,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	3,138,369
1,000,000	Beaufort County, NC, Refunding Limited G.O., Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,194,070
2,250,000	Bladen County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 4.000%, 6/1/29	2,487,803
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,145,929
1,245,000	Brunswick County, NC, Refunding G.O., 4.000%, 2/1/19	1,447,823
1,075,000	Brunswick County, NC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/23	1,307,340
1,565,000	Brunswick County, NC, Refunding Revenue, Series A, Callable 4/1/22 @ 100, 5.000%, 4/1/29	1,870,566
1,000,000	Buncombe County, NC, Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,124,350
1,935,000	Buncombe County, NC, Public Improvements Limited Obligation Revenue, Series A, 4.000%, 6/1/17	2,176,643
1,060,000	Burlington, NC, Water & Sewer System Revenue, Callable 2/1/22 @ 100, 5.000%, 2/1/34	1,225,614
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,170,874
1,960,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 5.000%, 1/1/17	2,269,170
1,330,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,615,724
1,730,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	2,041,365
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,168,790
1,475,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,785,384
1,240,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, 5.000%, 8/1/21	1,562,884
1,160,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%,8/1/26	1,356,318
1,005,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%,8/1/31	1,166,393
1,000,000	Catawba County, NC, School Improvements Limited Obligation Refunding Revenue, 4.000%, 10/1/19	1,146,070
1,000,000	Catawba County, NC, School Improvements Limited Obligation Refunding Revenue, 4.000%, 10/1/20	1,146,760

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	$1,102,970
1,000,000	Charlotte, NC, Airport Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,158,150
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,446,438
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,132,190
1,415,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,631,071
4,765,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	6,082,570
2,000,000	Concord, NC, Utilities Systems Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,361,760
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,341,776
1,000,000	Dare County, NC, Limited Obligation Refunding Revenue, Series D, Callable 6/1/22 @ 100, 5.000%, 6/1/29	1,184,610
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute Revenue, 5.000%, 2/1/20	1,708,850
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,362,900
365,000	Elizabeth City State University, Refunding Revenue, Series A (AGM), 4.000%, 4/1/13	367,471
380,000	Elizabeth City State University, Refunding Revenue, Series A (AGM), 4.000%, 4/1/14	391,738
195,000	Elizabeth City State University, Refunding Revenue, Series A (AGM), 4.000%, 4/1/15	205,222
565,000	Elizabeth City State University, Refunding Revenue, Series A (AGM), 4.000%, 4/1/16	602,397
2,170,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,458,545
1,000,000	Franklin County, NC, Public Facilities Projects Certificate of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,155,290
1,855,000	Greensboro, NC, Combined Water & Sewer System Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/23	2,345,184
1,425,000	Guilford County, NC, Public Improvements G.O., Series A, Callable 3/1/22 @ 100, 3.000%, 3/1/24	1,530,194
1,000,000	Henderson County, NC, Certificate of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,131,800
1,030,000	Henderson County, NC, Limited Obligation Revenue, Series B, 4.000%, 12/1/16	1,149,223
1,545,000	High Point, NC, Refunding G.O., 5.000%, 3/1/22	1,976,117
1,150,000	Iredell County, NC, School Improvements Project Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/22	1,294,992

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 1,000,000	Lee County, NC, Public Facilities Projects Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	$1,149,150
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	2,114,088
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,969,271
2,000,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/24	2,367,220
800,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	842,560
310,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), OID, 4.125%, 5/1/20	317,418
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,553,080
1,280,000	Monroe, NC, Combined Enterprise System Refunding Revenue (AGM), 4.000%, 3/1/19	1,468,122
1,000,000	Mooresville, NC, Enterprise System Refunding Revenue, Callable 5/1/22 @ 100, 4.000%, 5/1/24	1,138,440
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,105,730
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,661,976
645,000	New Hanover County, NC, Limited Obligation Refunding Revenue, Callable 12/1/22 @ 100, 5.000%, 12/1/27	782,101
1,855,000	New Hanover County, NC, New Hanover County Projects, Limited Obligation Refunding Revenue, 5.000%, 12/1/19	2,307,806
1,015,000	New Hanover County, NC, New Hanover County Projects, Limited Obligation Refunding Revenue, 5.000%, 12/1/20	1,279,651
2,500,000	New Hanover County, NC, New Hanover Regional Medical Refunding Revenue, 4.000%, 10/1/19	2,779,950
1,270,000	New Hanover County, NC, New Hanover Regional Medical Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,462,557
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,175,230
1,050,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,219,323
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	1,044,520
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,122,450
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	2,268,900

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 2,400,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	$2,932,728
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare Refunding Revenue, Series A, 4.000%, 1/1/16	2,139,043
1,940,000	North Carolina Medical Care Commission, Caromont Health Facilities Refunding Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,138,947
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield Refunding Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,100,385
1,515,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,723,100
915,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,045,561
1,180,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,397,863
1,315,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,351,899
1,270,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,336,840
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,096,240
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, 5.000%, 6/1/20	3,685,890
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,761,734
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Series A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	1,976,277
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15 ..	1,031,850
2,600,000	North Carolina Medical Care Commission, Rex Healthcare Refunding Revenue, Series A, 5.000%, 7/1/17	2,962,362
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 1/28/13 @ 100, OID, 6.250%, 10/1/19	1,002,380
3,455,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36(a)	3,740,659

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	$3,181,376
2,000,000	North Carolina Medical Care Commission, Wakemed Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/31	2,308,440
2,000,000	North Carolina Medical Care Commission, Wakenmed Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,330,360
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,244,084
745,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	869,706
1,360,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Revenue, Series B, 4.000%, 1/1/22	1,554,113
1,470,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/10/13 @ 100 (AGM), 5.250%, 1/1/16	1,471,749
2,135,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/10/13 @ 100 (NATL-RE), 5.250%, 1/1/19	2,137,541
4,880,000	North Carolina State Capital Improvement Revenue, Public Improvements, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,574,766
1,080,000	North Carolina State, Highway Improvements, Grant Anticipation Revenue Vehicle (NATL-RE), 5.000%, 3/1/16	1,225,066
2,105,000	North Carolina State, Highway Improvements, Grant Anticipation Revenue Vehicle (NATL-RE), 5.000%, 3/1/17	2,457,040
1,085,000	North Carolina State, Highway Improvements, Grant Anticipation Revenue Vehicle, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,258,578
4,000,000	North Carolina State, Highway Improvements, Grant Anticipation Revenue Vehicle, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,508,800
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,335,100
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,392,152
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,806,996
1,000,000	North Carolina State, Water Utility Improvements, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,136,530
2,140,000	Onslow County, NC, Public Improvements Limited Obligation Revenue, Series A, Callable 12/1/22 @ 100, 4.000%, 6/1/26	2,347,708
2,140,000	Onslow County, NC, Public Improvements Limited Obligation Revenue, Series A, Callable 12/1/22 @ 100, 4.000%, 6/1/27	2,331,937
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,604,208

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 1,365,000	Orange County, NC, Public Facilities Co. Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	$1,647,132
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,295,093
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,196,800
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,440,662
1,075,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/28	1,266,629
1,390,000	Pitt County, NC, Certificate of Participation, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,658,882
1,395,000	Pitt County, NC, Certificate of Participation, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,661,375
1,535,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 1/28/13 @ 100, OID, 5.500%, 12/1/15	1,638,259
1,400,000	Raleigh Durham Airport Authority Refunding Revenue, Series B, 3.000%, 11/1/16	1,507,030
2,150,000	Raleigh Durham Airport Authority Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,536,484
2,000,000	Raleigh, NC, Combined Enterprise System Refunding Revenue, Series A, Callable 3/1/22 @ 100, 5.000%, 3/1/27	2,454,780
1,510,000	Rockingham County, NC, Limited Obligation Refunding Revenue, 5.000%, 4/1/18	1,749,577
1,525,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,770,434
1,825,000	Smithville, NC, Refunding G.O., 5.000%, 6/1/24	2,274,315
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,166,896
660,000	Town of Holly Springs, NC, Parks and Recreation Facilities Improvements G.O., Callable 2/1/22 @ 100, 3.000%, 2/1/25	696,927
1,000,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,184,160
1,260,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/24	1,451,407
1,380,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/25	1,578,099
1,000,000	Union County, NC, Limited Obligation Refunding Revenue, 5.000%, 12/1/23	1,248,090
1,000,000	Union County, NC, Limited Obligation Refunding Revenue, 5.000%, 12/1/24	1,255,450
2,185,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,794,702
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,339,348

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	$2,782,582
2,000,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/36	2,290,320
1,160,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, 4.000%, 10/1/15	1,264,400
3,260,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,966,735
3,095,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,803,012
1,485,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,777,590
1,975,000	University of North Carolina System Pool Refunding Revenue, The University of North Carolina at Greensboro, Series B2, 5.000%, 4/1/17	2,301,803
1,565,000	University of North Carolina System Pool Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,653,626
1,000,000	University of North Carolina System Pool Revenue, General Trust Indenture, Series C, 4.500%, 10/1/17	1,130,040
1,005,000	University of North Carolina System Pool Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,145,700
500,000	University of North Carolina System Pool Revenue, Series B (AMBAC), 4.000%, 4/1/14	515,950
1,865,000	Wilmington, NC, Limited Obligation Refunding Revenue, 5.000%, 6/1/22	2,333,227
1,000,000	Wilson, NC, Public Improvements Project Certificate of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,129,160
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,161,750

	Total Municipal Bonds (Cost $238,214,069)	255,217,261

Shares		Fair Value
INVESTMENT COMPANY (1.5%)
3,858,888	Federated North Carolina Municipal Cash Trust, Institutional Shares	$3,858,888

	Total Investment Company (Cost $3,858,888)	3,858,888

Total Investments — 99.1% (Cost $242,072,957)		259,076,149
Net Other Assets (Liabilities) — 0.9%		2,230,198

NET ASSETS — 100.0%		$261,306,347

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.7%)
	South Carolina (97.7%)
$ 1,000,000	Anderson Regional Joint Water System Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,201,700
1,000,000	Anderson Regional Joint Water System Refunding Revenue, Series A, Callable 7/15/22 @ 100, 4.000%, 7/15/27	1,095,450
1,000,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/17	1,165,760
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,327,009
1,000,000	Beaufort County School District, SC, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,129,250
1,055,000	Beaufort County, SC, Refunding G.O., Series A (State Aid Withholding), 4.000%, 3/1/18	1,216,879
1,500,000	Beaufort County, SC, Refunding G.O., Series C (State Aid Withholding), 4.000%, 2/1/21	1,783,995
1,000,000	Beaufort County, SC, Refunding G.O., Series C (State Aid Withholding), 4.000%, 2/1/22	1,188,170
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	512,242
545,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.875%, 2/1/18	552,407
290,000	Camden, SC, Public Utilities Improvements Refunding Revenue, Callable 3/1/14 @ 100 (NATL-RE, FGIC), 5.000%, 3/1/15	303,755
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	864,074
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	727,215
1,000,000	Charleston County, SC, Capital Improvement Transition Sales Tax G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/28	1,125,800
1,000,000	Charleston County, SC, School District Development Corp., Refunding G.O., Series A (SCSDE), 5.000%, 2/1/23	1,277,240
660,000	Chesterfield County School District, SC, Refunding Certificate Participation, Chesterfield School Facilities Inc., Callable 2/1/13 @ 100 (XLCA), OID, 3.500%, 2/1/14	660,871
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	544,742
1,295,000	College of Charleston, SC, Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,512,094
1,170,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,370,374
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	213,360
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	380,011

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 1,030,000	Georgetown County, SC, Refunding G.O. (State Aid Withholding), 4.000%, 3/1/23	$1,212,114
1,000,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, 5.000%, 12/1/23	1,245,920
1,075,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,229,940
1,340,000	Greenville, SC, Hospital System Board Facilities Refunding Revenue, 5.000%, 5/1/21	1,627,269
500,000	Greenville, SC, Hospital System Board Facilities Refunding Revenue, Series A, Callable 5/1/18 @100, 5.250%, 5/1/22	568,335
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,150,210
395,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	443,012
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	593,796
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,334,929
500,000	Kershaw County, SC, Public Schools Foundation Installment Power, Refunding Revenue, Kershaw County School District Project (AGC), 5.000%, 12/1/16	555,030
645,000	Lancaster Educational Assistance Program, Inc., Lancaster County School District Project Revenue, Callable 12/1/14 @ 100, 5.250%, 12/1/17	685,661
825,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/15	913,424
500,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/16	568,475
725,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	865,295
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,254,790
1,010,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	1,162,884
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,151,100
890,000	Lexington, SC, Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,077,630
690,000	Lexington, SC, Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/25	815,601
735,000	Myrtle Beach, SC, Refunding G.O., Series B, Callable 3/1/21 @ 100 (State Aid Withholding), 4.000%, 3/1/23	841,487
790,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	838,901

continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 1,000,000	North Charleston, SC, Sewer District G.O., Callable 1/1/21 @100 (State Aid Withholding), 4.000%, 1/1/23	$1,147,180
575,000	North Myrtle Beach, SC, Recreational Facility Improvements G.O. (State Aid Withholding), 4.000%, 3/1/19	669,450
790,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	853,982
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	1,011,884
1,100,000	Orangeburg County, SC, School District No. 5, SC, Refunding G.O., Callable 3/1/17 @100 (NATL-RE, SCSDE), 4.000%, 3/1/19	1,219,779
1,000,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,094,880
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	493,756
870,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	970,128
425,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	494,615
1,000,000	Renewable Water Resources Sewage System, SC, Refunding Revenue,, 4.000%, 1/1/20	1,164,090
250,000	Renewable Water Resources Sewage System, SC, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	304,045
1,000,000	Richland County, SC, School District No. 1, Refunding G.O., Series A, Callable 9/1/21 @ 100 (SCSDE), 4.000%, 3/1/27	1,113,600
365,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/26	435,861
390,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/27	463,464
1,000,000	Rock Hill, SC, Utility System Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,218,370
150,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	161,831
520,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	593,876
750,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	854,085
880,000	Scago Educational Facilities Corp. for Spartanburg School District No. 5, SC, Spartanburg County Project Revenue, Callable 10/1/15 @ 100 (AGM), 5.000%, 4/1/21	968,475
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	578,865

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	$586,090
250,000	South Carolina Educational Facilities Authority, University & College Improvements, Furman University Refunding Revenue, 5.000%, 10/1/18	299,397
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,118,390
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,737,015
800,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	901,384
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	573,310
250,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement AnMed Health Project Revenue, 5.000%, 2/1/16	275,920
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement AnMed Health Project Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	652,652
500,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement Palmetto Health Facilities Revenue, OID, 5.000%, 8/1/18	566,450
1,050,000	South Carolina State Ports Authority, Revenue, 5.000%, 7/1/19	1,265,271
540,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	621,275
1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	1,191,277
635,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	724,840
1,225,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	1,372,551
1,190,000	South Carolina State, University & College Improvements G.O., Series B, Callable 3/1/21 @ 100, 5.000%, 3/1/24	1,469,852
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	561,995
435,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	485,982
400,000	Spartanburg County School District No. 1, SC, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	454,428

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 1,000,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, 5.000%, 4/15/20	$1,165,490
325,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	353,717
600,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	694,356
250,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 5.000%, 12/15/13	259,320
830,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 4.500%, 12/15/16	917,009
500,000	University of South Carolina Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	580,355
1,080,000	University of South Carolina, Moore School Business Project Revenue, Callable 5/1/22 @ 100, 5.000%,5/1/28	1,293,538
310,000	York County, SC, Public Improvements G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	355,762
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	447,297

	Total Municipal Bonds (Cost $72,756,100)	77,025,340

Shares		Fair Value
INVESTMENT COMPANY (2.7%)
2,138,483	Federated Tax-Free Obligations Fund, Institutional Class	$2,138,483

	Total Investment Company (Cost $2,138,483)	2,138,483

Total Investments — 100.4% (Cost $74,894,583)		79,163,823
Net Other Assets (Liabilities) — (0.4)%		(348,362)

NET ASSETS — 100.0%.		$78,815,461

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.6%)
	District of Columbia (1.2%)
$ 1,115,000	Metropolitan Washington Airports Authority Refunding Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,319,948
400,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	474,504

		1,794,452

	Virginia (97.4%)
2,760,000	Albemarle County, VA, Economic Development Authority Refunding Revenue, 5.000%, 6/1/20	3,416,687
1,000,000	Albemarle County, VA, Economic Development Authority Refunding Revenue, Callable 6/1/21 @ 100, OID, 4.000%, 6/1/30	1,080,060
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,151,530
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,281,300
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Refunding Revenue, 5.000%, 7/1/18	1,158,060
2,680,000	Arlington County, VA, Refunding G.O., Series A (State Aid Withholding), 3.000%, 8/1/21	3,013,365
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR, NATL-RE), 5.500%, 7/1/25	1,374,857
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32(a)	2,105,649
1,805,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	1,915,033
875,000	Chesapeake, VA, Refunding G.O., Series A (State Aid Withholding), 4.000%, 12/1/21	1,041,897
675,000	Chesapeake, VA, Refunding G.O., Series A (State Aid Withholding), 3.000%, 12/1/22	734,798
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,276,913
475,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	568,974
550,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	651,535
1,500,000	Fairfax County, VA, Economic Development Authority, Route 28 Project Refunding Revenue, Callable 4/1/22 @ 100, 3.000%, 4/1/24	1,543,410
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project Revenue, Series A, 4.500%, 3/1/21	1,679,507
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project Refunding Revenue, 5.000%, 6/1/22	3,133,525

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 1,620,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project Refunding Revenue, Callable 6/1/22 @ 100, 3.000%, 6/1/23	$1,709,424
1,000,000	Fairfax County, VA, Economic Development Authority, Route 28 Project Refunding Revenue, 4.000%, 4/1/22	1,152,620
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project Refunding Revenue (AGM-CR), OID, 5.250%, 8/15/19	1,149,410
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Refunding Revenue, Series D, Callable 5/15/22 @ 100, 4.000%, 5/15/29	1,066,810
795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	947,672
915,000	Fairfax County, VA, Redevelopment & Housing Authority Refunding Revenue, 3.500%, 10/1/18	1,030,491
1,000,000	Hampton, VA, Public Improvements Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,207,370
775,000	Harrisonburg, VA, Public Improvements Refunding G.O., Series B (State Aid Withholding), 5.000%, 7/15/18	939,563
500,000	Henrico County, VA, Economic Development Authority, Bons Secours Health System Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/30	548,825
500,000	Henrico County, VA, Refunding Public Improvements G.O., 3.000%, 8/1/23	547,935
1,665,000	Loudoun County Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,983,331
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,089,420
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,130,960
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,192,594
555,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	567,987
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,720,804
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,981,299
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, 5.000%, 2/1/18	1,564,258

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	$1,130,090
1,330,000	Newport News Economic Development Authority, Refunding Revenue, Series A, Callable 7/1/22 @ 100 (Municipal Government GTD), 5.000%, 7/1/25	1,640,010
2,000,000	Newport News, VA, General Improvements Water Refunding G.O., Series A, 4.000%, 7/15/20	2,366,740
1,000,000	Newport News, VA, General Improvements Water Refunding G.O., Series B, 5.250%, 7/1/21	1,289,040
1,105,000	Newport News, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 2/1/15	1,208,406
500,000	Norfolk, VA, Bond Anticipation Notes Refunding G.O., Series A, Callable 1/28/13 @ 100, 3.000%, 1/1/14	504,640
1,840,000	Norfolk, VA, Capital Improvement, G.O. Series C (State Aid Withholding), 4.000%, 10/1/18	2,139,846
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,103,410
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,209,120
1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	1,002,960
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,184,000
400,000	Northern Virginia Transportation District Commission, Virginia Railway Express Project Refunding Revenue, Callable 1/28/13 @ 100 (AGM), 5.375%, 7/1/14	401,628
900,000	Northwestern Regional Jail Authority Revenue, Callable 7/1/15 @ 100 (NATL-RE), 5.000%, 7/1/33	965,745
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,066,820
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,211,580
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,595,788
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,141,112
1,175,000	Poquoson, VA, Refunding G.O. (State Aid Withholding), 5.000%, 2/15/19	1,433,148
1,160,000	Poquoson, VA, Refunding G.O. (State Aid Withholding), 5.000%, 2/15/21	1,452,262
1,325,000	Portsmouth, VA, Public Utilities Refunding G.O., Series A, Callable 7/15/22 @ 100 (State Aid Withholding), 5.000%, 7/15/24	1,643,649

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 2,155,000	Portsmouth, VA, Public Improvement Refunding G.O., Series C, Callable 7/15/22 @ 100, 4.000%, 7/15/29	$2,358,798
1,655,000	Portsmouth, VA, Public Utilities Refunding G.O., Series A (State Aid Withholding), 4.000%, 7/15/19	1,935,854
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,744,272
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,308,306
1,500,000	Prince William County, VA, Facilities Refunding Certificate of Participation, 3.500%, 10/1/18 .	1,664,430
1,175,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	1,225,971
1,035,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,139,701
1,520,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,721,142
880,000	Riverside, VA, Regional Jail Authority Refunding Revenue, Callable 7/1/13 @ 101 (NATL-RE), 5.000%, 7/1/17	908,503
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,180,916
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	1,013,644
1,090,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/23	1,228,495
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,829,635
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,125,040
1,420,000	Spotsylvania County, VA, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,671,553
375,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association Counties Program Revenue, Series B (AGC), OID, 4.250%, 8/1/15	400,327
765,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	844,805
1,515,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/16	1,643,093

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 960,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/17	$1,055,530
1,545,000	Suffolk, VA, Public Improvements Refunding G.O. (State Aid Withholding), 5.000%, 6/1/20	1,926,059
1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,121,890
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,470,339
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,830,048
1,050,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project Refunding Revenue, 5.000%, 9/1/19	1,310,726
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program Refunding Revenue, Series B, 5.000%, 9/1/20	2,250,961
825,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, 21st Century College & Equipment, Series A, Callable 2/1/18 @ 100 (State Appropriation), 5.000%, 2/1/21	965,159
2,190,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/17 @ 100 (State Aid Withholding), OID, 4.500%, 9/1/26	2,448,968
1,495,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/21 @ 100, 4.000%, 9/1/22	1,738,251
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,807,811
1,000,000	Virginia Commonwealth, University & College Improvements G.O., Series A1, 4.000%, 6/1/20	1,195,700
2,000,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Refunding Revenue, Series A, 2.050%, 1/1/22	1,964,360
1,075,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Refunding Revenue, Series A1, Callable 7/1/19 @ 100 (G.O. of Authority), 4.600%, 7/1/25	1,185,231
1,500,000	Virginia Housing Development Authority, Homeownership Mortgage Single Family Housing-State Revenue, Series A, 3.900%, 3/1/19	1,660,290
1,500,000	Virginia Port Authority Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,768,485
2,000,000	Virginia Public Building Authority Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,424,340

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	$1,176,300
2,505,000	Virginia Public School Authority, School Financing 1997 Refunding Revenue (G.O. of Authority), OID, 2.000%, 8/1/22	2,463,718
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,144,470
1,150,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,397,664
2,060,000	Virginia Resources Authority, State Revolving Fund Revenue, Series B, Callable 10/1/21 @ 100, 4.000%, 10/1/30	2,275,847
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	2,033,932
525,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	596,274
1,255,000	Western Regional Jail Authority Revenue, Callable 6/1/17 @ 100 (NATL-RE), 4.750%, 6/1/23	1,423,132
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33(a)	2,073,700

		145,001,537

	Total Municipal Bonds (Cost $137,262,732)	146,795,989

Shares
INVESTMENT COMPANY (1.5%)
2,205,137	Federated Virginia Municipal Money Market Portfolio, Institutional Class	2,205,137

	Total Investment Company (Cost $2,205,137)	2,205,137

Total Investments — 100.1% (Cost $139,467,869)		149,001,126
Net Other Assets (Liabilities) — (0.1)%		(218,520)

NET ASSETS — 100.0%		$148,782,606

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GTD — Guaranteed

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.2%)
	West Virginia (97.2%)
$ 1,885,000	Berkeley County Board of Education, WV, Refunding Public School G.O., 2.000%, 5/1/16	$1,951,258
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%,3/1/22	1,049,675
2,500,000	Berkeley, Hardy, & Jefferson Counties, WV, Local Multifamily Housing Revenue, Scattered Site Project, Callable 12/1/20 @ 100 (Freddie Mac), 5.375%, 12/1/44(a)	2,794,125
670,000	Braxton County, WV, Board of Education Public School Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	783,826
1,450,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,649,563
1,215,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, 4.000%, 6/1/19	1,382,889
1,005,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,194,000
1,495,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,776,150
1,460,000	Fairmont, WV, Waterworks Refunding Revenue, Series D (AGM), 3.000%, 7/1/18	1,565,237
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100 (AGM), 4.000%, 7/1/24	1,180,663
2,250,000	Greenbrier County, WV, Board of Education Public School Improvements G.O. (AGM), 5.000%, 5/1/18	2,703,353
2,090,000	Hancock County, WV, Board of Education Public School Improvements G.O., Callable 5/1/21 @ 100 (West Virginia Board Commission), OID, 4.500%, 5/1/32	2,342,472
1,000,000	Hardy County, WV, Board of Education Public School Improvements G.O., 2.000%, 6/1/19	1,043,180
745,000	Jefferson County, WV, Board of Education Public School Refunding G.O. (West Virginia Board Commission), 4.000%, 5/1/18	846,268
1,605,000	Jefferson County, WV, Board of Education Public School Refunding G.O. (West Virginia Board Commission), 4.000%, 5/1/19	1,846,938
815,000	Jefferson County, WV, Board of Education Public School Refunding G.O. (West Virginia Board Commission), 4.000%, 5/1/20	946,174
435,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	509,146
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	2,052,155
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%,5/1/26	1,632,013
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%,5/1/27	1,822,283

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 800,000	Monongalia County, WV, Board of Education Public School Refunding G.O. (West Virginia Board Commission), 4.000%, 5/1/19	$919,728
1,545,000	Monongalia County, WV, Board of Education Public School Refunding G.O. (West Virginia Board Commission), 5.000%, 5/1/20	1,891,142
1,000,000	Monongalia County, WV, Board of Education Public School Refunding G.O., Callable 5/1/22 @ 100 (West Virginia Board Commission), 5.000%, 5/1/23	1,220,300
1,000,000	Monongalia County, WV, Board of Education Public School Refunding G.O., Callable 5/1/22 @ 100 (West Virginia Board Commission), 4.000%, 5/1/25	1,106,310
1,470,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,554,011
905,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Financing District Tax Allocation Revenue, Series A, 5.350%, 6/1/17	940,014
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Financing District Tax Allocation Revenue, Series A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	1,075,907
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,259,972
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,447,798
420,000	Pleasants County, WV, Board of Education Public School Improvements G.O., 3.000%, 5/1/17	452,327
520,000	Pleasants County, WV, Board of Education Public School Improvements G.O., 4.000%, 5/1/18	591,261
960,000	Pleasants County, WV, Board of Education Public School Improvements G.O., 4.000%, 5/1/21	1,116,067
795,000	Pleasants County, WV, Board of Education Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	907,977
1,210,000	Pleasants County, WV, Board of Education Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,360,621
1,265,000	Pleasants County, WV, Board of Education Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,407,591
1,000,000	Preston County, WV, Board of Education Public School Improvements G.O. (West Virginia Board Commission), 3.000%, 5/1/19	1,087,590
1,615,000	Preston County, WV, Board of Education Public School Improvements G.O. (West Virginia Board Commission), 4.000%, 5/1/21	1,906,201
1,000,000	Princeton, WV, Princeton Community Hospital Project Refunding Revenue, Series A, 5.000%, 5/1/22	1,108,460
2,105,000	Putnam County, WV, Board of Education G.O., 4.000%, 5/1/19	2,462,997

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 1,000,000	Putnam County, WV, Board of Education G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22	$1,146,080
1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	1,524,558
1,235,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14	1,326,612
2,600,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	3,080,402
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Refunding Revenue, Series B, 4.000%, 11/1/21	852,967
1,000,000	West Virginia Economic Development Authority, Resource Recovery Improvements Revenue, Ohio Power Co. Amos Project, Series A, 3.125%, 3/1/43(a)	1,030,640
1,710,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,852,032
2,390,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	2,566,239
670,000	West Virginia Higher Education Policy Commission, Community & Technology Capital Improvements Revenue, Series A, 5.000%, 7/1/17	775,954
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series A, 5.000%, 4/1/20	1,951,376
1,750,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series A, 5.000%, 4/1/21	2,152,325
250,000	West Virginia Higher Education Policy Commission, Unrefunded Revenue, Higher Educational Facilities, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	261,755
500,000	West Virginia Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	569,450
1,325,000	West Virginia Hospital Finance Authority, United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	1,479,190
1,655,000	West Virginia Hospital Finance Authority, United Hospital Center, Inc. Project, Revenue, Series A, Callable 6/1/16 @100, OID (AMBAC), 4.750%, 6/1/31	1,710,790
845,000	West Virginia Hospital Finance Authority, Vy Health System Obligation Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	875,234

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 755,000	West Virginia Housing Development Fund, New Issue Bond Program Refunding Revenue, Series A, 2.750%, 11/1/20	$782,414
1,240,000	West Virginia Housing Development Fund, New Issue Bond Program Refunding Revenue, Series A, Callable 5/1/21 @100, 3.050%, 11/1/22	1,297,102
550,000	West Virginia School Building Authority Excess, School Improvements Revenue, 5.000%, 7/1/16	629,371
1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/14	1,603,920
2,305,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,641,069
1,855,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,152,319
1,640,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	1,901,022
2,000,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/20	2,338,340
1,150,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,227,855
1,300,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/18	1,559,506
1,000,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,149,330
1,840,000	West Virginia School Building Authority, WV, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,202,204
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.375%, 7/1/21	2,140,501
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	733,926
1,020,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/17	1,197,317
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/19	2,459,740
285,000	West Virginia University, University Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	305,745
1,500,000	West Virginia University, University Projects, University & College Improvement Revenue, Series B, 5.000%, 10/1/20	1,854,270

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 1,035,000	West Virginia University, University Projects, University & College Improvements Revenue, Series A (NATL-RE), 5.250%, 4/1/28	$1,364,606
500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	611,930
3,575,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/36	4,154,365
610,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series AII, 3.000%, 11/1/20	660,295
530,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series AII, 3.000%, 11/1/21	568,107
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,162,614
1,015,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B1, 4.000%, 11/1/22	1,171,828
620,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series BII, 3.000%, 11/1/20	671,119
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 1/18/13 @ 102 (AMBAC), 5.250%, 11/1/23	909,874
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,312,418

	Total Municipal Bonds (Cost $112,940,866)	119,806,353

Shares		Fair Value
INVESTMENT COMPANY (2.2%)
2,786,819	Federated Tax-Free Obligations Fund, Institutional Class	$2,786,819

	Total Investment Company (Cost $2,786,819)	2,786,819

Total Investments — 99.4% (Cost $115,727,685)		122,593,172
Net Other Assets (Liabilities) — 0.6%		689,463

NET ASSETS — 100.0%		$123,282,635

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Conservative Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (71.6%)
25,768	Sterling Capital Equity Income Fund, Institutional Class	$409,447
39,858	Sterling Capital Mid Value Fund, Institutional Class	571,566
130,776	Sterling Capital Select Equity Fund, Institutional Class	1,643,849
11,829	Sterling Capital Small Value Fund, Institutional Class(a)	145,266
14,561	Sterling Capital Special Opportunities Fund, Institutional Class	268,804
920,407	Sterling Capital Total Return Bond Fund, Institutional Class	10,142,880
28,161	Sterling Capital Ultra Short Bond Fund, Institutional Class	281,610

	Total Affiliated Investment Companies (Cost $11,915,239)	13,463,422

NON-AFFILIATED INVESTMENT COMPANIES (11.5%)
46,043	Credit Suisse Commodity Return Strategy Fund(a)	369,728
428,638	Federated Treasury Obligations Fund, Institutional Shares	428,638
40,633	Harding, Loevner International Equity Portfolio	647,688
17,633	Lazard Emerging Markets Equity Portfolio	344,552
10,321	Oppenheimer Developing Markets Fund	360,012

	Total Non-Affiliated Investment Companies (Cost $2,041,373)	2,150,618

EXCHANGE TRADED FUNDS (16.9%)
5,857	iShares Dow Jones US Real Estate Index Fund	379,065
15,364	iShares MSCI EAFE Index Fund	872,982
9,439	iShares MSCI EAFE Small Cap Index Fund	384,262
13,414	iShares MSCI EAFE Value Index Fund	652,591
1,803	iShares MSCI Emerging Markets Index Fund	79,963
2,783	iShares Russell 2000 Index Fund	234,579
9,103	iShares Russell Midcap Growth Index Fund	571,668

	Total Exchange Traded Funds (Cost $2,661,909)	3,175,110

Total Investments — 100.0% (Cost $16,618,521)		18,789,150
Net Other Assets (Liabilities) — (0.0)%		5,394

NET ASSETS — 100.0%		$18,794,544

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (58.9%)
66,590	Sterling Capital Equity Income Fund, Institutional Class	$1,058,111
103,615	Sterling Capital Mid Value Fund, Institutional Class	1,485,839
349,545	Sterling Capital Select Equity Fund, Institutional Class	4,393,783
30,526	Sterling Capital Small Value Fund, Institutional Class(a)	374,865
37,293	Sterling Capital Special Opportunities Fund, Institutional Class	688,423
1,021,911	Sterling Capital Total Return Bond Fund, Institutional Class	11,261,456
33,438	Sterling Capital Ultra Short Bond Fund, Institutional Class	334,384

	Total Affiliated Investment Companies (Cost $16,707,234)	19,596,861

NON-AFFILIATED INVESTMENT COMPANIES (11.7%)
123,358	Credit Suisse Commodity Return Strategy Fund(a)	990,564
759,285	Federated Treasury Obligations Fund, Institutional Shares	759,285
68,775	Harding, Loevner International Equity Portfolio	1,096,266
26,206	Lazard Emerging Markets Equity Portfolio	512,057
15,305	Oppenheimer Developing Markets Fund	533,825

	Total Non-Affiliated Investment Companies (Cost $3,675,931)	3,891,997

EXCHANGE TRADED FUNDS (29.4%)
15,666	iShares Dow Jones US Real Estate Index Fund	1,013,904
63,627	iShares MSCI EAFE Index Fund	3,615,286
25,228	iShares MSCI EAFE Small Cap Index Fund	1,027,032
22,728	iShares MSCI EAFE Value Index Fund	1,105,717
22,045	iShares MSCI Emerging Markets Index Fund	977,696
6,879	iShares Russell 2000 Index Fund	579,831
23,299	iShares Russell Midcap Growth Index Fund	1,463,177

	Total Exchange Traded Funds (Cost $8,354,670)	9,782,643

Total Investments — 100.0% (Cost $28,737,835)		33,271,501
Net Other Assets (Liabilities) — 0.0%		13,324

NET ASSETS — 100.0%		$33,284,825

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (52.1%)
66,063	Sterling Capital Equity Income Fund, Institutional Class	$1,049,740
102,129	Sterling Capital Mid Value Fund, Institutional Class	1,464,536
335,060	Sterling Capital Select Equity Fund, Institutional Class	4,211,703
30,303	Sterling Capital Small Value Fund, Institutional Class(a)	372,124
37,222	Sterling Capital Special Opportunities Fund, Institutional Class	687,120
369,248	Sterling Capital Total Return Bond Fund, Institutional Class	4,069,117
37,235	Sterling Capital Ultra Short Bond Fund, Institutional Class	372,346

	Total Affiliated Investment Companies (Cost $10,089,402)	12,226,686

NON-AFFILIATED INVESTMENT COMPANIES (11.8%)
107,521	Credit Suisse Commodity Return Strategy Fund(a)	863,391
595,834	Federated Treasury Obligations Fund, Institutional Shares	595,834
46,995	Harding, Loevner International Equity Portfolio	749,103
13,718	Lazard Emerging Markets Equity Portfolio	268,048
8,002	Oppenheimer Developing Markets Fund	279,100

	Total Non-Affiliated Investment Companies (Cost $2,606,866)	2,755,476

EXCHANGE TRADED FUNDS (36.2%)
13,796	iShares Dow Jones US Real Estate Index Fund	892,877
49,468	iShares MSCI EAFE Index Fund	2,810,772
18,709	iShares MSCI EAFE Small Cap Index Fund	761,643
15,533	iShares MSCI EAFE Value Index Fund	755,680
28,306	iShares MSCI Emerging Markets Index Fund	1,255,371
6,600	iShares Russell 2000 Index Fund	556,314
23,340	iShares Russell Midcap Growth Index Fund	1,465,752

	Total Exchange Traded Funds (Cost $7,135,974)	8,498,409

Total Investments — 100.1% (Cost $19,832,242)		23,480,571
Net Other Assets (Liabilities) — (0.1)%		(28,961)

NET ASSETS — 100.0%		$23,451,610

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (53.1%)
25,402	Sterling Capital Equity Income Fund, Institutional Class	$403,639
45,506	Sterling Capital Mid Value Fund, Institutional Class	652,549
129,356	Sterling Capital Select Equity Fund, Institutional Class	1,626,005
13,115	Sterling Capital Small Value Fund, Institutional Class(a)	161,058
53,667	Sterling Capital Special Opportunities Fund, Institutional Class	990,686
8,123	Sterling Capital Ultra Short Bond Fund, Institutional Class	81,230

	Total Affiliated Investment Companies (Cost $3,219,494)	3,915,167

NON-AFFILIATED INVESTMENT COMPANIES (9.5%)
27,011	Credit Suisse Commodity Return Strategy Fund(a)	216,899
113,182	Federated Treasury Obligations Fund, Institutional Shares	113,182
15,933	Harding, Loevner International Equity Portfolio	253,975
2,979	Lazard Emerging Markets Equity Portfolio	58,214
1,689	Oppenheimer Developing Markets Fund	58,908

	Total Non-Affiliated Investment Companies (Cost $650,444)	701,178

EXCHANGE TRADED FUNDS (37.6%)
3,435	iShares Dow Jones US Real Estate Index Fund	222,313
13,577	iShares MSCI EAFE Index Fund	771,445
5,458	iShares MSCI EAFE Small Cap Index Fund	222,195
5,231	iShares MSCI EAFE Value Index Fund	254,488
14,336	iShares MSCI Emerging Markets Index Fund	635,802
2,330	iShares Russell 2000 Index Fund	196,396
7,553	iShares Russell Midcap Growth Index Fund	474,328

	Total Exchange Traded Funds (Cost $2,346,353)	2,776,967

Total Investments — 100.2% (Cost $6,216,291)		7,393,312
Net Other Assets (Liabilities) — (0.2)%		(15,669)

NET ASSETS — 100.0%		$7,377,643

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) December 31, 2012

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Strategic Allocation Equity Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund and Sterling Capital Equity Index Fund (referred to individually as a “Fund” and collectively as the “Funds”).This report includes all Funds in the Trust, except for Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund and Sterling Capital Equity Index Fund which are shown in separate reports. Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital StrategicAllocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund and Sterling Capital Strategic Allocation Equity Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies (including exchange traded funds), each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. The Sterling Capital Small Value Fund had a security that was priced at fair value, which was recorded at $0 fair value at December 31, 2012.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2012

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2012, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2012 is as follows:

Assets:	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Investments in Securities
Sterling Capital Select Equity Fund	$182,007,251(a)	$—	$—	$182,007,251
Sterling Capital Mid Value Fund	314,063,918(a)	—	—	314,063,918
Sterling Capital Small Value Fund	80,701,797(a)	—	—	80,701,797
Sterling Capital Special Opportunities Fund	632,348,871(a)	—	—	632,348,871
Sterling Capital Equity Income Fund	1,252,153,100(a)	—	—	1,252,153,100
Sterling Capital Ultra Short Bond Fund	428,404(b)	28,551,659(a)	—	28,980,063
Sterling Capital Short-Term Bond Fund	2,206,209(b)	56,945,604(a)	—	59,151,813
Sterling Capital Intermediate U.S. Government Fund	75,386,702(b)	1,565,446(a)	—	76,952,148
Sterling Capital Total Return Bond Fund	13,721,433(b)	575,296,931(a)	—	589,018,364
Sterling Capital Kentucky Intermediate Tax-Free Fund	23,874,374(b)	986,255(a)	—	24,860,629
Sterling Capital Maryland Intermediate Tax-Free Fund	2,284,902(b)	43,854,192(a)	—	46,139,094
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,858,888(b)	255,217,261(a)	—	259,076,149
Sterling Capital South Carolina Intermediate Tax-Free Fund	2,138,483(b)	77,025,340(a)	—	79,163,823
Sterling Capital Virginia Intermediate Tax-Free Fund	137,262,732(b)	2,205,137(a)	—	139,467,869
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,786,819(b)	119,806,353(a)	—	122,593,172
Sterling Capital Strategic Allocation Conservative Fund	18,789,150(a)	—	—	18,789,150
Sterling Capital Strategic Allocation Balanced Fund	33,271,501(a)	—	—	33,271,501
Sterling Capital Strategic Allocation Growth Fund	19,832,242(a)	—	—	19,832,242
Sterling Capital Strategic Allocation Equity Fund	7,393,312(a)	—	—	7,393,312

Liabilities:
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	$948,941	$—	$—	$948,941
Sterling Capital Equity Income Fund (c)	219,780	—	—	219,780

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2012

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of December 31, 2012:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Adobe Systems Inc., $37.00, 1/19/13	750	$(85,500)
Adobe Systems Inc., $38.00, 4/20/13	750	(144,000)
Akamai Technologies Inc., $38.00, 2/16/13	300	(124,500)
Akamai Technologies Inc., $39.00, 2/16/13	113	(40,115)
Akamai Technologies Inc., $40.00, 2/16/13	300	(93,000)
Comcast Corp., Class A, $35.00, 1/19/13	650	(162,500)
Comcast Corp., Class A, $36.00, 1/19/13	650	(99,450)
eBay, Inc. $55.00, 1/19/13	720	(30,240)
EOG Resources, Inc. $135.00, 1/19/13	20	(480)
EOG Resources, Inc. $140.00, 1/19/13	64	(960)
Gilead Sciences Inc., $75.00, 2/16/13	475	(106,875)
Yamana Gold, Inc. $20.00, 1/19/13	3,000	(12,000)
Yum! Brands, Inc., $75.00, 1/19/13	500	(2,000)
Yum! Brands, Inc., $75.00, 4/20/13	599	(47,321)

	8,891	$(948,941)

Sterling Capital Equity Income Fund
Illinois Tool Works Inc., $65.00, 1/19/13	1,500	$(15,000)
TE Connectivity, Ltd., $40.00, 4/20/13	3,413	(204,780)

	4,913	$(219,780)

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2012

Derivative Instruments Categorized by Risk Exposure — For the period ended December 31, 2012, the average quarterly balance of derivative financial instruments was as follows:

	Sterling Capital	Sterling Capital
	Special Opportunities Fund	Equity Income Fund
Written Options (Equity Risk)
Average number of written option contracts	8,891	4,913
Average premium	$850,001	$336,741

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the advisor or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2012

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2012 is set forth below:

	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at December 31, 2012	Value at December 31, 2012
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Class	32,730	332	7,294	25,768	$409,447
Sterling Capital Mid Value Fund, Institutional Class	50,109	—	10,251	39,858	571,566
Sterling Capital Select Equity Fund, Institutional Class	112,321	18,455		130,776	1,643,849
Sterling Capital Small Value Fund, Institutional Class	14,866	178	3,215	11,829	145,266
Sterling Capital Special Opportunities Fund, Institutional Class	17,928	913	4,280	14,561	268,804
Sterling Capital Total Return Bond Fund, Institutional Class	958,838	25,502	63,933	920,407	10,142,880
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	477,966	20,566,389	21,044,355	—	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	62,691	34,530	28,161	281,610

Total Affiliates	1,664,758	20,674,460	21,167,858	1,171,360	$13,463,422

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Class	87,512	875	21,797	66,590	$1,058,111
Sterling Capital Mid Value Fund, Institutional Class	134,044	—	30,429	103,615	1,485,839
Sterling Capital Select Equity Fund, Institutional Class	300,570	48,975	—	349,545	4,393,783
Sterling Capital Small Value Fund, Institutional Class	39,791	478	9,743	30,526	374,865
Sterling Capital Special Opportunities Fund, Institutional Class	47,953	2,392	13,052	37,293	688,423
Sterling Capital Total Return Bond Fund, Institutional Class	1,079,666	29,058	86,813	1,021,911	11,261,456
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	695,238	23,952,005	24,647,243	—	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	55,153	21,715	33,438	334,384

Total Affiliates	2,384,774	24,088,936	24,830,792	1,642,918	$19,596,861

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2012

	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at December 31, 2012	Value at December 31, 2012
Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Class	77,829	761	12,527	66,063	$1,049,740
Sterling Capital Mid Value Fund, Institutional Class	119,207	—	17,078	102,129	1,464,536
Sterling Capital Select Equity Fund, Institutional Class	267,337	71,924	4,201	335,060	4,211,703
Sterling Capital Small Value Fund, Institutional Class	35,401	425	5,523	30,303	372,124
Sterling Capital Special Opportunities Fund, Institutional Class	42,644	2,081	7,503	37,222	687,120
Sterling Capital Total Return Bond Fund, Institutional Class	412,720	7,461	50,933	369,248	4,069,117
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	524,724	17,199,969	17,724,693	—	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	49,147	11,912	37,235	372,346

Total Affiliates	1,479,862	17,331,768	17,834,370	977,260	$12,226,686

Sterling Capital Strategic Allocation Equity Fund
Sterling Capital Equity Income Fund, Institutional Class	24,962	563	123	25,402	$403,639
Sterling Capital Mid Value Fund, Institutional Class	39,708	7,252	1,455	45,505	652,549
Sterling Capital Select Equity Fund, Institutional Class	126,410	4,890	1,944	129,356	1,626,005
Sterling Capital Small Value Fund, Institutional Class	11,825	1,785	494	13,116	161,058
Sterling Capital Special Opportunities Fund, Institutional Class	46,308	9,971	2,612	53,667	990,686
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	109,118	5,726,530	5,835,648	—	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	18,033	9,910	8,123	81,230

Total Affiliates	358,331	5,769,024	5,852,186	275,169	$3,915,167

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2012

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2012, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Select Equity Fund	$ —	$ —	$105,475,467	2017
Sterling Capital Select Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	15,885,455	2017
Sterling Capital Mid Value Fund	—	—	3,723,793	2018
Sterling Capital Small Value Fund	—	—	3,271,029	2016
Sterling Capital Small Value Fund	—	—	2,655,981	2017
Sterling Capital Short-Term Bond Fund	—	—	2,094,190	2013
Sterling Capital Short-Term Bond Fund	—	—	1,246,269	2014
Sterling Capital Short-Term Bond Fund	—	—	3,940,976	2015
Sterling Capital Short-Term Bond Fund	—	—	160,380	2016
Sterling Capital Short-Term Bond Fund	—	—	359,956	2019
Sterling Capital Short-Term Bond Fund	268,870	—	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	8,245,320	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,464	2019
Sterling Capital Strategic Allocation Conservative Fund	—	—	8,879,216	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	436,053	2017
Sterling Capital Strategic Allocation Balanced Fund	—	—	9,432,218	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	1,235,282	2017
Sterling Capital Strategic Allocation Growth Fund	—	—	8,914,876	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019
Sterling Capital Strategic Allocation Growth Fund	—	204,650	—	—
Sterling Capital Strategic Allocation Equity Fund	—	—	958,260	2017
Sterling Capital Strategic Allocation Equity Fund	—	—	8,277,491	2018
Sterling Capital Strategic Allocation Equity Fund	—	—	1,129,373	2019
Sterling Capital Strategic Allocation Equity Fund	—	24,904	—	—
* Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2013:

	Qualified Late-Year Ordinary Losses	Qualified Late-Year Capital Losses
Sterling Capital Short-Term Bond Fund	$313,326	$119,515
Sterling Capital Strategic Allocation Conservative Fund	—	12,161
Sterling Capital Strategic Allocation Balanced Fund	—	321,891
Sterling Capital Strategic Allocation Growth Fund	—	482,653
Sterling Capital Strategic Allocation Equity Fund	—	320,320

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2012

At December 31, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Select Equity Fund	$184,644,662	$39,225,534	$(3,100,776)	$36,124,758
Sterling Capital Mid Value Fund	317,733,278	65,819,682	(21,696,214)	44,123,468
Sterling Capital Small Value Fund	77,290,578	10,521,000	(7,109,781)	3,411,219
Sterling Capital Special Opportunities Fund	519,172,542	126,726,345	(13,550,016)	113,176,329
Sterling Capital Equity Income Fund	1,091,335,156	177,529,006	(16,711,062)	160,817,944
Sterling Capital Ultra Short Bond Fund	28,991,559	14,387	(25,883)	(11,496)
Sterling Capital Short-Term Bond Fund	58,539,325	724,169	(111,591)	612,578
Sterling Capital Intermediate U.S. Government Fund	76,952,148	5,025,619	(113,037)	4,912,582
Sterling Capital Total Return Bond Fund	569,963,525	20,081,932	(1,027,093)	19,054,839
Sterling Capital Kentucky Intermediate Tax-Free Fund	24,860,869	2,028,857	(240)	2,028,617
Sterling Capital Maryland Intermediate Tax-Free Fund	43,494,442	2,644,652	—	2,644,652
Sterling Capital North Carolina Intermediate Tax-Free Fund	242,078,861	17,144,386	(147,098)	16,997,288
Sterling Capital South Carolina Intermediate Tax-Free Fund	74,895,292	4,283,829	(15,298)	4,268,531
Sterling Capital Virginia Intermediate Tax-Free Fund	139,493,993	9,620,385	(113,252)	9,507,133
Sterling Capital West Virginia Intermediate Tax-Free Fund	115,727,685	6,948,244	(82,757)	6,865,487
Sterling Capital Strategic Allocation Conservative Fund	16,800,925	2,170,629	(182,404)	1,988,225
Sterling Capital Strategic Allocation Balanced Fund	29,458,669	4,537,051	(724,219)	3,812,832
Sterling Capital Strategic Allocation Growth Fund	20,391,554	3,652,490	(563,473)	3,089,017
Sterling Capital Strategic Allocation Equity Fund	6,470,174	1,177,021	(253,883)	923,138

Sterling Capital Corporate Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (93.5%)
	Consumer Discretionary (8.1%)
$ 593,000	Carnival Corp., 1.875%, 12/15/17	$593,805
190,000	CBS Corp., 8.875%, 5/15/19	256,264
800,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	1,209,487
329,000	COX Communications, Inc., 4.700%, 12/15/42(a)	335,702
489,000	Delphi Corp., 5.875%, 5/15/19	524,453
705,000	Home Depot, Inc. (The), 5.875%, 12/16/36	926,514
550,000	Kohl’s Corp., 3.250%, 2/1/23	534,029
455,000	NBCUniversal Media LLC, 5.950%, 4/1/41	557,844
600,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	726,000
542,000	Service Corp. International, 7.000%, 5/15/19	593,490
656,000	Time Warner Cable, Inc., 5.875%, 11/15/40	764,369
750,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	766,925

		7,788,882

	Consumer Staples (5.2%)
340,000	Altria Group, Inc., 9.950%, 11/10/38	560,129
364,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	505,731
401,000	Beam, Inc., 5.875%, 1/15/36	465,364
267,000	Constellation Brands, Inc., 4.625%, 3/1/23	279,015
330,000	CVS Caremark Corp., 6.125%, 9/15/39	422,321
643,000	Kraft Foods Group, Inc., 3.500%, 6/6/22(a)	686,317
495,000	Lorillard Tobacco Co., 6.875%, 5/1/20	603,344
560,000	SABMiller Holdings, Inc., 4.950%, 1/15/42(a)	634,775
605,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41	792,294

		4,949,290

	Energy (13.1%)
610,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	599,114
781,000	BP Capital Markets PLC, 1.375%, 11/6/17	781,689
610,000	Buckeye Partners LP, 4.875%, 2/1/21	631,764
210,000	Canadian Natural Resources, Ltd., 6.500%, 2/15/37	272,369
297,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(a)	324,046
542,000	Denbury Resources, Inc., 8.250%, 2/15/20	609,750
427,000	Devon Energy Corp., 3.250%, 5/15/22	445,656
115,000	Energy Transfer Partners LP, 9.700%, 3/15/19	154,907
559,000	Energy Transfer Partners LP, 9.000%, 4/15/19	737,092
725,000	Enterprise Products Operating LLC, 6.450%, 9/1/40	910,446
280,000	Halliburton Co., 4.500%, 11/15/41	312,584
581,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	621,238
774,000	Petrobras International Finance Co. - PifCo, 3.500%, 2/6/17	811,730
850,000	Petrohawk Energy Corp., 7.875%, 6/1/15	887,515
508,000	Plains Exploration & Production Co., 6.500%, 11/15/20	562,610
545,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	596,775
441,000	Schlumberger Investment SA, 3.300%, 9/14/21(a)	469,622
330,000	Shell International Finance BV, 6.375%, 12/15/38	463,639
350,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	362,209
260,000	Statoil ASA, 5.100%, 8/17/40	313,259
422,000	Talisman Energy, Inc., 5.500%, 5/15/42	465,108
485,000	Western Gas Partners LP, 4.000%, 7/1/22	510,458

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$ 610,000	Williams Partners LP/ Williams Partners Finance Corp., 7.250%, 2/1/17	$741,046

		12,584,626

	Financials (40.6%)
575,000	ABN AMRO North American Holding Preferred Capital Repackage Trust I, 3.407%, 12/29/49(a)(b)	575,000
395,000	Aflac, Inc., 8.500%, 5/15/19	537,964
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	377,829
580,000	Alleghany Corp., 4.950%, 6/27/22	635,304
680,000	American International Group, Inc., 3.800%, 3/22/17	735,987
1,833,000	Bank of America Corp., 5.700%, 1/24/22	2,204,272
434,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	447,582
325,000	Bank of Nova Scotia, 4.375%, 1/13/21	376,342
430,000	BlackRock, Inc., 3.375%, 6/1/22	456,694
560,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	729,151
375,000	CIT Group, Inc., 4.750%, 2/15/15(a)	390,000
690,000	Citigroup, Inc., 6.010%, 1/15/15	753,973
235,000	Citigroup, Inc., 6.875%, 3/5/38	309,367
491,000	CME Group, Inc., 3.000%, 9/15/22	498,191
570,000	Colonial Realty LP, 6.250%, 6/15/14	606,968
600,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	614,420
500,000	Countrywide Financial Corp., 6.250%, 5/15/16	548,853
862,000	CubeSmart LP, REIT, 4.800%, 7/15/22	936,229
707,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	706,323
780,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	869,730
400,000	Ford Motor Credit Co. LLC, 3.000%, 6/12/17	410,970
1,215,000	General Electric Capital Corp., 4.375%, 9/21/15	1,324,238
755,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,026,271
506,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	620,822
550,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	623,582
845,000	Health Care REIT, Inc., 4.125%, 4/1/19	909,017
892,000	HSBC Finance Corp., 6.676%, 1/15/21	1,058,243
500,000	ING Bank NV, 4.000%, 3/15/16(a)	532,110
485,000	Invesco Finance PLC, 3.125%, 11/30/22	489,894
470,000	Jefferies Group, Inc., 8.500%, 7/15/19	561,650
270,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16	279,252
308,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	314,638
760,000	JPMorgan Chase & Co., 2.600%, 1/15/16	790,075
1,814,000	JPMorgan Chase & Co., 4.350%, 8/15/21	2,028,482
490,000	KeyCorp., MTN, 3.750%, 8/13/15	524,364
168,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	188,624
510,000	Liberty Mutual Group, Inc., 4.950%, 5/1/22(a)	555,842
375,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	414,503
100,000	Merrill Lynch & Co., Inc., 6.750%, 6/1/28	123,243
400,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	482,182
405,000	MetLife, Inc., 7.717%, 2/15/19	530,959
625,000	Morgan Stanley, 5.375%, 10/15/15	679,488

Continued

1

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 1,367,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	$1,611,112
754,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	815,562
442,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	653,372
719,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22	739,279
850,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	974,879
290,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	352,350
245,000	Prudential Financial, Inc., MTN, 5.625%, 5/12/41	279,280
535,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	589,086
460,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	657,794
400,000	SunTrust Banks, Inc., 3.500%, 1/20/17	429,569
450,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/17	460,814
575,000	U.S. Bank NA, 3.778%, 4/29/20(b)	609,648
606,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	606,391
500,000	Wachovia Corp., 5.625%, 10/15/16	573,265
536,000	Wachovia Corp., 5.500%, 8/1/35	609,499
495,000	WEA Finance LLC, 4.625%, 5/10/21(a)	554,257
565,000	WR Berkley Corp., 4.625%, 3/15/22	605,593

		38,900,378

	Health Care (5.8%)
425,000	Amgen, Inc., 5.150%, 11/15/41	478,281
300,000	CFR International SpA, 5.125%, 12/6/22(a)	311,036
340,000	Cigna Corp., 5.375%, 2/15/42	395,850
583,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	634,013
485,000	DENTSPLY International, Inc., 2.750%, 8/15/16	503,201
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(a)	357,275
445,000	HCA, Inc., 8.500%, 4/15/19	496,175
126,000	Kaiser Foundation Hospitals, 3.500%, 4/1/22	132,863
367,000	Mylan, Inc., 7.625%, 7/15/17(a)	412,460
198,000	Thermo Fisher Scientific, Inc., 3.200%, 3/1/16	210,271
650,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	693,943
879,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(a)	924,049

		5,549,417

	Industrials (7.5%)
630,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	710,550
485,000	Carlisle Cos., Inc., 3.750%, 11/15/22	480,331
945,000	Corrections Corp. of America, 7.750%, 6/1/17	1,004,063
633,000	Flowserve Corp., 3.500%, 9/15/22	635,730
667,000	Iron Mountain, Inc., 5.750%, 8/15/24	675,337
486,000	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/1/20(a)	483,570
611,000	Penske Truck Leasing Co. LP/PTL Finance
	Corp., 3.125%, 5/11/15(a)	623,428
373,000	Republic Services, Inc., 6.200%, 3/1/40	468,108
485,000	Textron, Inc., 4.625%, 9/21/16	528,260
539,000	URS Corp., 5.000%, 4/1/22(a)	554,883
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	498,687

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials — (continued)
$ 199,000	Waste Management, Inc., 7.375%, 3/11/19	$253,039
286,000	WPP Finance 2010, 3.625%, 9/7/22	284,475

		7,200,461

	Information Technology (2.0%)
249,000	Altera Corp., 1.750%, 5/15/17	254,423
484,000	Jabil Circuit, Inc., 4.700%, 9/15/22	508,805
545,000	Oracle Corp., 5.375%, 7/15/40	679,521
500,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(a)	505,875

		1,948,624

	Materials (2.9%)
350,000	Anglo American Capital PLC, 4.125%, 9/27/22(a)	365,662
290,000	Ecolab, Inc., 5.500%, 12/8/41	345,983
547,000	Newmont Mining Corp., 4.875%, 3/15/42	563,362
489,000	Rock-Tenn Co., 4.900%, 3/1/22(a)	528,455
420,000	Sealed Air Corp., 6.875%, 7/15/33(a)	403,200
600,000	Xstrata Finance Canada, Ltd., 4.000%, 10/25/22(a)	606,486

		2,813,148

	Telecommunication Services (3.8%)
565,000	America Movil SAB de CV, 5.000%, 10/16/19	655,471
428,000	AT&T, Inc., 5.550%, 8/15/41	513,653
255,000	British Telecommunications PLC, 9.625%, 12/15/30	405,113
456,000	CC Holdings GS V LLC, 2.381%, 12/15/17(a)	458,229
250,000	SBA Communications Corp., 5.625%, 10/1/19(a)	262,500
265,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(a)	281,563
375,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	390,187
694,000	Verizon Communications, Inc., 2.450%, 11/1/22	694,232

		3,660,948

	Utilities (4.5%)
495,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	626,734
500,000	Georgia Power Co., Series 07-A, 5.650%, 3/1/37	620,392
266,000	Mississippi Power Co., 2.350%, 10/15/16	278,529
270,000	Ohio Power Co., Series D, 6.600%, 3/1/33	356,468
300,000	Pacific Gas & Electric Co., 5.800%, 3/1/37	371,142
500,000	Progress Energy, Inc., 3.150%, 4/1/22	506,163
375,000	PSEG Power LLC, 5.500%, 12/1/15	418,692
125,000	PSEG Power LLC, 2.750%, 9/15/16	130,069
517,000	Puget Energy, Inc., 5.625%, 7/15/22	556,850
395,000	Virginia Electric & Power Co., 5.400%, 4/30/18	477,239

		4,342,278

	Total Corporate Bonds (Cost $85,795,707)	89,738,052

Continued

2

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS (3.9%)
	Consumer Staples (0.3%)
3	HJ Heinz Finance Co., Series B, 8.000%(a)	$313,875

	Financials (3.1%)
17,200	Citigroup Capital XIII, 7.875%	479,880
35,300	Citigroup Capital XV, 6.500%	886,030
25,805	DDR Corp., Series H, REIT, 7.375%	645,899
21,220	SL Green Realty Corp., Series C, REIT, 7.625%	532,410
14,325	US Bancorp, Series F, 6.500%	410,268

		2,954,487

	Telecommunication Services (0.5%)
8,120	Qwest Corp., 7.000%	211,039
8,000	Qwest Corp., 7.375%	214,480

		425,519

	Total Preferred Stocks (Cost $3,652,006)	3,693,881

INVESTMENT COMPANY (1.5%)
1,475,409	Federated Treasury Obligations Fund, Institutional Shares	1,475,409

	Total Investment Company (Cost $1,475,409)	1,475,409

Total Investments — 98.9% (Cost $90,923,122)		94,907,342
Net Other Assets (Liabilities) — 1.1%		1,055,667

NET ASSETS — 100.0%		$95,963,009

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

3

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments December 31, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (7.0%)
$ 965,000	American Express Credit Account Master Trust, Series 2009-2, Class A, 1.459%, 3/15/17(a)(b)	$984,342
381,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.269%, 1/15/16(a)(b)	380,992
1,000,000	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.750%, 7/15/20	1,216,035
133,000	Chase Issuance Trust, Series 2008-A6, Class A6, 1.409%, 5/15/15(a)(b)	133,583
1,300,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.959%, 8/15/18(a)(c)	1,352,372
1,000,000	Discover Card Master Trust, Series 2007-A1, Class A1, 5.650%, 3/16/20	1,210,113
180,000	MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2, 0.269%, 6/15/15(a)(b)	179,999
843,461	SLM Student Loan Trust, Series 2006-5, Class A4, 0.395%, 4/25/23(a)	842,409

	Total Asset Backed Securities (Cost $6,313,961)	6,299,845

COLLATERALIZED MORTGAGE OBLIGATIONS (20.1%)
314,543	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	308,300
229,997	Banc of America Mortgage Trust, Series 2005-2, Class 2A1, 5.000%, 3/25/20	232,795
290,188	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	301,060
789,991	Chase Mortgage Finance Corp., Series 2004-S1, Class A2, 4.750%, 2/25/19	800,947
271,582	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A5, 5.500%, 3/25/34	283,466
500,217	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	503,517
326,859	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	330,759
393,576	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	421,126
371,748	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	385,518
355,735	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	368,106
180,672	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	185,935
696,246	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	709,165
657,945	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	662,483
85,270	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	89,792
333,668	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	350,193
334,884	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	351,228

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 1,004,319	Fannie Mae, Series 2011-119, Class AP, 3.000%, 8/25/31	$1,047,695
967,717	Fannie Mae, Series 2012-68, Class DB, 2.500%, 6/25/32(b)	1,005,601
881,755	Fannie Mae, Series 2010-54, Class EJ, 4.000%, 6/25/40	959,655
866,107	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	986,137
323,385	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	358,867
313,933	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	355,094
488,048	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	526,705
401,087	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	438,296
430,780	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	449,529
102,084	GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.000%, 6/25/35	101,415
577,936	MASTR Alternative Loans Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	607,728
112,182	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	113,878
459,994	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	469,335
310,029	MASTR Seasoned Securities Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	304,864
584,781	PHH Mortgage Capital LLC, Series 2007-6, Class A1, 6.002%, 12/18/37(a)	619,298
227,531	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	231,868
396,654	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.260%, 7/25/35(a)	410,606
632,109	Specialty Underwriting & Residential Finance, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	640,084
204,445	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	218,142
257,970	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.000%, 5/25/35	261,647
171,182	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	173,259
113,836	Structured Asset Securities Corp., Series 2005-6, Class 5A2, 5.000%, 5/25/35	115,782
420,989	Structured Asset Securities Corp., Series 2005-6, Class 2A1, 5.500%, 5/25/35	434,419
216,868	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	224,193
830,885	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	863,801

	Total Collateralized Mortgage Obligations (Cost $18,004,071)	18,202,288

COMMERCIAL MORTGAGE-BACKED SECURITIES (28.9%)
1,000,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	1,142,490

Continued

4

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 490,000	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.727%, 5/10/45(a)(b)	$561,379
80,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/46	91,522
700,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47(b)	796,179
48,387	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	49,425
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class B, 4.665%, 11/10/38(a)	311,651
418,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.196%, 11/10/42(a)(b)	439,740
300,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.405%, 12/11/40(a)(b)	334,093
250,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 6/11/50(b)	298,179
210,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.219%, 7/15/44(a)(b)	230,927
800,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49(b)	917,688
800,000	CD Mortgage Trust, Series 2006-CD2, Class A4, 5.304%, 1/15/46(a)(b)	895,981
420,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48(b)	482,724
500,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	538,891
1,000,000	COMM Mortgage Trust, Series 2012-CR4, Class A3, 2.853%, 10/15/45(b)	1,027,347
800,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.748%, 6/10/46(a)	908,560
600,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39(b)	681,191
413,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	441,824
400,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889%, 11/15/37(a)(b)	422,564
422,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)(b)	445,511
750,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(c)	867,125
600,000	GMAC Commercial Mortgage Securities Trust, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	644,163
791,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.224%, 4/10/37(a)	873,962
618,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	669,044
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39(b)	207,310

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 700,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/39	$807,407
175,000	GS Mortgage Securities Corp. II, Series 2010-C1, Class B, 5.148%, 8/10/43(c)	202,528
385,500	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42(b)	416,271
400,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43(a)(b)	456,441
624,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.871%, 4/15/45(a)(b)	718,107
740,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A4, 5.552%, 5/12/45	850,069
500,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3, 2.475%, 12/15/47	510,596
420,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49(b)	485,775
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40(b)	348,267
240,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/41(b)	274,854
350,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4, 5.420%, 3/12/44(a)	391,363
160,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.469%, 3/12/44(a)(b)	176,786
327,000	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class C, 5.150%, 3/12/35	327,132
306,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3, 2.533%, 12/10/45	310,888
285,923	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class D, 5.072%, 2/15/35(a)(b)	285,853
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class B, 5.109%, 12/15/35(a)(b)	195,905
622,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)(b)	681,352
95,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.293%, 12/15/44(a)	105,936
800,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	910,406
800,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	917,653
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(c)	877,988
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(c)	1,149,881
500,000	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.875%, 12/15/45	516,233

	Total Commercial Mortgage-Backed Securities (Cost $25,793,992)	26,197,161

Continued

5

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued) December 31, 2012 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (50.6%)
	Fannie Mae (31.9%)
$ 389,805	3.841%, 9/1/20, Pool #FN0010	$441,423
77,005	4.000%, 10/1/25, Pool #MA0535	82,482
1,254,138	3.500%, 1/1/27, Pool #AJ9359	1,350,380
1,027,837	3.500%, 6/1/27, Pool #MA1096	1,098,362
1,016,147	3.500%, 8/1/27, Pool #MA1158	1,085,870
5,216,000	2.500%, 1/15/28(d)	5,453,980
1,696,887	4.000%, 5/1/32, Pool #MA1074(b)	1,826,692
1,429,821	3.500%, 7/1/32, Pool #MA1107	1,528,739
214,325	5.500%, 2/1/35, Pool #735230	234,478
162,242	5.500%, 12/1/35, Pool #AE0115	178,446
269,142	5.500%, 3/1/36, Pool #745353	294,113
550,453	5.500%, 6/1/38, Pool #984277(b)	598,169
586,845	5.500%, 8/1/38, Pool #995072	649,178
389,565	4.500%, 9/1/39, Pool #AC1830	420,950
359,920	5.000%, 12/1/39, Pool #AC8518	398,881
757,197	5.000%, 7/1/40, Pool #AD7595	826,753
242,571	4.500%, 9/1/40, Pool #AE0411	267,268
1,229,342	4.500%, 10/1/40, Pool #AE1611	1,332,226
629,858	4.500%, 10/1/40, Pool #AE4855	682,571
314,816	4.000%, 1/1/41, Pool #AH4732	343,227
478,347	5.000%, 1/1/41, Pool #AH3373	527,437
402,214	4.000%, 2/1/41, Pool #AH4874	431,724
75,980	4.000%, 2/1/41, Pool #AH6188	83,502
911,237	4.000%, 3/1/41, Pool #AH4008	977,882
564,782	4.000%, 3/1/41, Pool #AH7283(b)	606,221
909,901	4.500%, 4/1/41, Pool #AH8935	987,757
321,816	4.500%, 6/1/41, Pool #AC9298	349,352
340,842	4.500%, 6/1/41, Pool #AL0397	370,006
426,674	4.000%, 9/1/41, Pool #AI3940	457,979
248,280	4.000%, 12/1/41, Pool #AJ6091	266,497
998,938	4.000%, 5/1/42, Pool #AO2986	1,084,094
1,421,135	3.500%, 11/1/42, Pool #AQ3200	1,520,385
2,000,000	3.000%, 1/15/43(d)	2,095,625

		28,852,649

	Freddie Mac (16.3%)
464,596	4.500%, 2/1/25, Pool #J11722	494,333
304,983	3.000%, 3/1/27, Pool #G14439	322,913
1,284,711	2.500%, 11/1/27, Pool #G14606	1,346,806
633,843	3.500%, 4/1/32, Pool #C91437	677,520
1,062,636	3.500%, 5/1/32, Pool #C91458	1,139,514
984,242	4.000%, 5/1/32, Pool #C91449	1,061,500
920,099	3.500%, 7/1/32, Pool #C91467	983,502
1,232,128	3.500%, 8/1/32, Pool #D99351	1,317,032
302,340	5.500%, 10/1/39, Pool #A89387	326,990
370,305	5.000%, 4/1/40, Pool #A91812	407,265
295,605	5.500%, 4/1/40, Pool #C03467	319,336
392,340	5.500%, 6/1/40, Pool #A92764	428,276
383,489	5.000%, 8/1/40, Pool #C03491	416,252
334,341	4.500%, 9/1/40, Pool #A93996	360,032

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$ 464,272	4.000%, 12/1/40, Pool #A95447	$508,549
679,858	4.000%, 1/1/41, Pool #A96312	726,425
430,197	5.000%, 6/1/41, Pool #Q01226	461,527
740,947	4.000%, 5/1/42, Pool #G08492	800,728
1,086,398	3.500%, 10/1/42, Pool #Q11895	1,173,822
1,361,031	3.500%, 11/1/42, Pool #Q13090	1,460,347

		14,732,669

	Ginnie Mae (2.4%)
445,169	4.500%, 6/15/39, Pool #720075	494,852
720,763	4.000%, 8/15/40, Pool #783060	792,880
50,873	4.000%, 12/20/40, Pool #755678	56,190
328,338	4.500%, 3/20/41, Pool #4978	361,260
406,825	4.500%, 5/15/41, Pool #738310	452,229

		2,157,411

	Total Mortgage-Backed Securities (Cost $45,290,818)	45,742,729

Shares
INVESTMENT COMPANY (1.5%)
1,347,697	Federated Treasury Obligations Fund, Institutional Shares	1,347,697

	Total Investment Company (Cost $1,347,697)	1,347,697

Total Investments — 108.1% (Cost $96,750,539)		97,789,720
Net Other Assets (Liabilities) — (8.1)%		(7,310,965)

NET ASSETS — 100.0%		$90,478,755

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2012. The maturity date reflected is the final maturity date.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents securities purchased on a when-issued basis. At December 31, 2012, total cost of investments purchased on a when-issued basis was $7,546,823.

See accompanying notes to the Schedules of Portfolio Investments.

6

Sterling Capital Funds
Notes to Financial Statements (Unaudited) December 31, 2012

1.	Organization:

Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund (each a “Fund” and collectively the “Funds”) commenced operations on June 30, 2011. The Funds are separate series of the Sterling Capital Funds (the “Trust”), a Massachusetts business trust organized in 1992 and registered under the Investment Company Act of 1940 (“the 1940 Act”) as an open-end investment company. The Funds are authorized to issue an unlimited amount of shares. The Funds offer one class of Shares, Class S Shares. Class S Shares are available to customers of Sterling Capital Management LLC (“Sterling Capital”) or its affiliates. The funds are “diversified” funds, as defined in the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of December 31, 2012.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2012, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2012 is as follows:

Investments in Securities	Level 1– Quoted Prices(a)	Level 2– Other Significant Observable Inputs(b)	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Corporate Fund	$4,855,415	$90,051,927	$—	$94,907,342
Sterling Capital Securitized Opportunities Fund	1,347,697	96,442,023	—	97,789,720
(a) Represents investment companies and/or certain preferred stocks. (b) Industries or security types are disclosed in the Schedules of Portfolio Investments.

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

7

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued) December 31, 2012

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

3.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period ended December 31, 2012, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2012, the following Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Amount*
Sterling Capital Securitized Opportunities Fund	$32,647
* All losses are short-term with no expiration.

8

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued) December 31, 2012

At December 31, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Corporate Fund	$90,929,996	$4,126,720	$(149,374)	$3,977,346
Sterling Capital Securitized Opportunities Fund	96,750,539	1,136,150	(96,969)	1,039,181

9

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	02/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	02/28/13

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date	02/27/13